JAMES ADVANTAGE FUNDS

JAMES BALANCED: GOLDEN RAINBOW FUND
JAMES SMALL CAP FUND
JAMES MID CAP FUND
JAMES EQUITY FUND
JAMES MARKET NEUTRAL FUND

Supplement to the prospectus dated November 1, 2008

Supplement dated March 1, 2009

In the Risk/Return Summary of the prospectus, the section entitled "What are the Fund's Principal Investment Strategies?" is hereby amended to include the following new paragraph:

Each Fund may borrow up to one-third of the value of its total assets (including the amount borrowed).  Each Fund also may engage in reverse repurchase agreements in which a Fund sells a security to another party, such as a bank, broker-dealer or other financial institution, and simultaneously agrees to buy it back later at the same price plus interest.  A Fund aggregates reverse repurchase agreements with its borrowings for purposes of limiting its borrowings to one-third of its total assets.  The borrowing of securities for short sales is excluded for purposes of this limitation.

In the Risk/Return Summary of the prospectus, the section entitled "What are the Principal Risks of Investing in the Funds", under the sub-heading "Investment Risks Common to all Funds", is hereby amended to include the following new paragraphs:

Leverage Risk.  This is the risk associated with securities or practices that multiply small market movements into large changes in value.  Borrowing may be construed as a form of leverage.  Because they are considered a form of borrowing, reverse repurchase agreements also are subject to leverage risk because borrowing magnifies a Fund’s potential for gain or loss and, therefore, increases the possibility of fluctuation in the Fund’s net asset value.

Reverse Repurchase Transaction Risk.  Reverse repurchase transactions may increase fluctuations in a Fund’s net asset value.  Reverse repurchase transactions also involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.  In the event of bankruptcy or other default by the purchaser, a Fund could experience both delays in repurchasing the portfolio securities and losses.

In the Risk/Return summary of the prospectus, in the section entitled "Performance Summary", all references to the James Balanced: Golden Rainbow Fund should be read to mean the Retail Class shares of the Fund, not the Institutional Class shares which are sold by a separate prospectus.

In the Expense Information section of the prospectus, all references to the James Balanced: Golden Rainbow Fund should be read to mean the Retail Class shares of the Fund, not the Institutional Class shares which are sold by a separate prospectus.

In the Management section of the prospectus, under the heading "Portfolio Management", the first paragraph is hereby amended by adding the following sentence to the end of the existing paragraph:

Each member of the investment committee has held his or her current position with the Adviser for at least the last five years unless indicated otherwise below.

In the Management section of the prospectus, under the heading "Portfolio Management," the third paragraph is replaced in its entirety with the following paragraph:

Barry R. James, CFA, CIC is President of the Adviser and a portfolio manager. Prior to September 2007, Mr. James was Executive Vice president of the Adviser.  He is a principal officer of the James Advantage Funds.  He received his undergraduate degree from The United States Air Force Academy and his Master’s Degree from Boston University. He joined the Adviser in its beginning years before a tour of duty as an officer with the United States Air Force. He returned to the Adviser in 1986. Mr. James currently oversees the management of the Adviser.

In the Management section of the prospectus, under the heading "Portfolio Management," the fifth paragraph is replaced in its entirety with the following paragraph:

Thomas L. Mangan joined the Adviser in 1994 and is a Senior Vice President and a portfolio manager.  Prior to September 2006, Mr. Mangan was Vice President of the Adviser.  Mr. Mangan is also a principal officer of the James Advantage Funds. He is a graduate of The Ohio State University and earned his MBA from The University of Notre Dame in 1974. Mr. Mangan has over 30 years experience in trading and portfolio management including positions in New York, London and Chicago.  He is a CMFC and has been an adjunct professor in the Finance Department at Wright State University since 2000.

In the Management section of the prospectus, under the heading "Portfolio Management," the sixth paragraph is replaced in its entirety with the following paragraph:

David W. James, CFA, joined the Adviser in 1981 and is a Senior Vice President of Research and a portfolio manager. Prior to September 2006, Mr. James was Vice President of the Adviser.  His responsibilities include research projects and statistical analysis.  Mr. James studied computer science and statistics at Florida State University and Wright State University.

In the section of the prospectus entitled How to Purchase Shares, the first sentence is hereby amended by adding the following sentences to the end of the existing paragraph:

The James Balanced: Golden Rainbow Fund has two classes of shares, the Retail Class shares and the Institutional Class shares.  This section only describes the purchase procedures for the Retail Class shares.  To obtain the prospectus for the Institutional Class shares, which contains information on how to purchase Institutional Class shares, please contact the Fund at (800) 995-2637.

In the section of the prospectus entitled How to Purchase Shares, under the heading "Initial Purchase" the first sentence of the first paragraph is hereby amended by replacing the name of the Funds' former distributor, IFS Fund Distributors, Inc., with the name of the Funds' new distributor, Unified Financial Securities, Inc.  Additionally, on the back cover of the prospectus, the name and address of the Funds' Distributor should be changed to Unified Financial Securities, Inc, 2960 N. Meridian Street, Indianapolis, Indiana 46208.

Supplement dated June 1, 2009

In the Distribution Plans section of the prospectus (pages 21-22), the text is deleted in its entirety and is hereby replaced by the following:

Each Fund (only the Retail Class of the James Balanced: Golden Rainbow Fund) has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plans”) under which the Fund may incur expenses related to distribution of its shares and for services provided to shareholders.  Payments under a Plan are made to the Adviser, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund.  The amount payable by each Fund (the Retail Class of the James Balanced: Golden Rainbow Fund) under its Plan is 0.25% of its average daily net assets for the year.  The Plans are compensation plans, which means that payments are made to the Adviser regardless of 12b-1 expenses actually incurred.  Therefore, payments under a Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan, and the Adviser is permitted to retain the excess.  It is also possible that 12b-1 expenses incurred by a Fund for a period will exceed the payments received by the Adviser, in which case the Adviser may pay such excess expenses out of its own resources.  Payments received by the Adviser under the Plans are in addition to the fees paid to the Adviser pursuant to the Management Agreements.  Because these 12b-1 expenses are paid out of the Funds’ assets on an ongoing basis, over time these 12b-1 expenses will increase the cost of your investment and may cost you more than paying other types of sales loads.

STATEMENT OF ADDITIONAL INFORMATION

JAMES SMALL CAP FUND
JAMES MID CAP FUND
JAMES EQUITY FUND
JAMES MARKET NEUTRAL FUND

November 1, 2008
Amended November 7, 2008
Amended March 1, 2009
Amended March 31, 2009
Amended June 1, 2009

Series of
The James Advantage Funds
303 Broadway, Suite 900
Cincinnati, Ohio 45202
1-800-995-2637

TABLE OF CONTENTS

DESCRIPTION OF THE TRUST	2
DEFINITIONS, POLICIES AND RISK CONSIDERATIONS	3
INVESTMENT LIMITATIONS	14
DISCLOSURE OF PORTFOLIO HOLDINGS	17
TRUSTEES AND OFFICERS	18
PROXY VOTING POLICIES OF THE TRUST AND ADVISER	20
PRINCIPAL HOLDERS OF VOTING SECURITIES	28
THE INVESTMENT ADVISER	31
PORTFOLIO MANAGERS	33
TRANSFER AGENT AND DISTRIBUTOR	36
OTHER SERVICES	37
PORTFOLIO TRANSACTIONS AND BROKERAGE	37
SHARES OF THE FUND	39
DETERMINATION OF SHARE PRICE	39
ADDITIONAL TAX INFORMATION	40
DISTRIBUTION PLAN	41
FINANCIAL STATEMENTS	43

This Statement of Additional Information (“SAI”) is not a prospectus and should only be read in conjunction with the Prospectus of the James Small Cap Fund, the James Mid Cap Fund, the James Equity Fund, and the James Market Neutral Fund dated November 1, 2008.  A Prospectus and Annual Report can be obtained by writing the Transfer Agent at P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by calling 888-99 JAMES (888-995-2637).

DESCRIPTION OF THE TRUST

The James Small Cap Fund, James Mid Cap Fund, James Equity Fund, and James Market Neutral Fund (collectively the “Funds”) were organized as series of The James Advantage Funds (the “Trust”).  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 29, 1997 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  Each Fund is one of a series of Funds currently authorized by the Trustees.  James Investment Research, Inc. serves as each Fund’s investment adviser (the “Adviser”).

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust.  The Trust does not hold an annual meeting of shareholders.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns.  All shares of a Fund have equal voting rights and liquidation rights.  The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected.

Upon 60 days’ prior written notice to shareholders, the Funds may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable.  For other information concerning the purchase and redemption of shares of the Funds, see “How to Purchase Shares” and “How to Redeem Shares” in the Funds’ Prospectus.  For a description of the methods used to determine the share price and value of the Funds’ assets, see “Calculation of Share Price” in the Funds’ Prospectus.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS

This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques it may use, as described in the Prospectus.

A.           Equity Securities.

The Funds may invest in (and the Market Neutral Fund may also sell short) equity securities, which include common stock, preferred stock and common stock equivalents (such as convertible preferred stock and convertible debentures).  Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms.  Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms.  The Adviser intends to invest only in preferred stock rated A or higher by Standard & Poor’s Corporation (“S&P”) or by Moody’s Investors Service, Inc. (“Moody’s”).  Equity securities also include investment company securities that invest primarily in equity securities, as well as ownership interests in limited partnerships and other entities.

B.           Investment Company Securities.

The Funds may invest in (and the Market Neutral Fund may also sell short) the securities of other investment companies, including any open-end fund (another mutual fund, including a money market fund), closed-end fund or exchange traded fund (“ETF”).  ETFs are listed and traded on national stock exchanges.  Some ETFs attempt to track the returns of an index or other group of securities (including fixed income securities).  When the Fund invests in other investment companies, it will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company.  In connection with its investments in other investment companies, the Fund will incur higher expenses, many of which may be duplicative.  The Fund has no control over the investments and related risks taken by the underlying investment companies in which it invests.

ETFs are also subject to the following additional risks: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. To the extent that the Fund invests in ETFs that invest in commodities, it will be subject to additional risks. The value of ETFs that invest in commodities such as gold or silver, is highly dependent on the prices of the related commodity.  The demand and supply of these commodities may fluctuate widely based on such factors as interest rates; investors’ expectations with respect to the rate of inflation; currency exchange rates; the production and cost levels of the producing countries and/or forward selling by such producers; global or regional political, economic or financial events; purchases and sales by central banks; and trading activities by hedge funds and other commodity funds. Commodity ETFs may use derivatives, such as futures, options and swaps, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

C.           U.S. Government Obligations.

The Funds may invest in U.S. Government obligations.  These securities may be backed by the credit of the government as a whole or only by the issuing agency.  U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. Government as to payment of principal and interest and are the highest quality government securities.  Other agencies, such as the Federal Home Loan Banks and the farm credit agencies are federally sponsored, which does not carry an explicit guaranty by the U.S. government.  The Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA) are public companies with a right to borrow money from the U.S. Treasury under certain circumstances, but are not explicitly backed by the full faith and credit of the U.S. government.  Events in the fall of 2008 have led to aggressive intervention in FNMA and FHLMC, which has resulted in some backing from the U.S. Treasury; however, the ultimate status of these two agencies must be resolved by future legislation.

D.           Repurchase Agreements.

The Funds may invest in repurchase agreements fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S. Government (“U.S. Government obligations”).  A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase).  Any repurchase transaction in which a Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement.  In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value.  However, the Funds intend to enter into repurchase agreements only with banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy.  The Adviser monitors the creditworthiness of the banks and securities dealers with which the Funds engage in repurchase transactions.

E.           Illiquid Securities.

Each Fund may invest up to 15% of its assets (valued at the purchase date) in illiquid securities.  Illiquid securities generally include securities that cannot be disposed of promptly and in the ordinary course of business without taking a reduced price.  Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market.  The following securities are considered to be illiquid:  repurchase agreements maturing in more than seven days, non-publicly offered securities and restricted securities.  Restricted securities are securities the resale of which is subject to legal or contractual restrictions.  Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under the Act.  Where registration is required, the Funds may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement.  If during such a period adverse market conditions were to develop, the Funds might obtain a less favorable price than the price it could have obtained when it decided to sell.

F.           Loans of Securities.

Each Fund may lend portfolio securities with aggregate market value of up to one-third of the Fund’s total assets (including collateral received from the loans).  Under the lending policy authorized by the Board of Trustees, the borrower must agree to maintain collateral with the applicable Fund on a daily market-to-market basis in an amount at least equal to the value of the loaned securities.  The Funds will continue to receive dividends or interest on the loaned securities and will be able to vote on any material matter affecting the loaned securities that the Adviser determines to be important.  With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

G.           Borrowing and Leverage; Reverse Repurchase Agreements.

Each Fund may borrow from banks up to one-third of its total assets (including the amount borrowed), and may borrow from any person other than a bank for temporary purposes only, provided such temporary borrowings do not exceed 5% of the Fund’s total assets at the time when the borrowing is made.  A Fund may pledge assets in connection with such borrowings.  Each Fund also may engage in reverse repurchase agreements in which the Fund sells a security to another party, such as a bank, broker-dealer or other financial institution, and simultaneously agrees to buy it back later at the same price plus interest.  While a reverse repurchase agreement is outstanding, a Fund generally will direct its custodian to segregate cash and appropriate liquid assets to cover its obligations under the agreement, marked to market daily.  The Funds will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser.  A Fund aggregates reverse repurchase agreements with its bank borrowings for purposes of limiting all borrowings to one-third of its total assets.  The borrowing of securities for short sales is excluded for purposes of the limitations in this paragraph.

If a Fund makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.  The Fund’s objective would be to pursue investment opportunities with returns that exceed the cost of the borrowings.  This leverage may exaggerate changes in a Fund's share value and the gains and losses on a Fund’s investment.  Leverage also creates interest expenses that may exceed the return on investments made with the borrowings.

H.           Foreign Securities.

The Funds may invest, without limitation, in foreign securities.  Foreign fixed-income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations.  Foreign securities may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies) and American depository receipts (“ADRs”).  ADRs are certificates of ownership issued by a U.S. bank as a convenience to investors in lieu of the underlying shares which its holds in custody.

There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.  Other risks associated with investments in foreign securities include changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility.  In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

I.           Portfolio Turnover.

Neither the Mid Cap Fund, the Small Cap Fund, nor the Equity Fund intends to purchase or sell securities for short term trading purposes.  Each Fund may, however, sell any portfolio security (without regard to the length of time it has been held) when the Adviser believes that market conditions, creditworthiness factors or general economic conditions warrant such action.  The portfolio turnover rate is not expected to exceed 100% for any of the Funds.  It should be noted that the Trust calculates the turnover ratio only on the long portfolio of the Market Neutral Fund.  If short positions were also included in this calculation, the turnover rate for the Market Neutral Fund would likely be higher.  A higher turnover rate will result in correspondingly greater brokerage commission expenses and may result in the realization of additional capital gains for tax purposes.

J.           Investment Techniques Specific to The Market Neutral Fund.

The James Market Neutral Fund may utilize various other investment strategies as described below (“Hedging Transactions”).  Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors.  Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell financial futures contracts and options thereon, and enter into various interest rate transactions such as swaps, caps, floors or collars.  Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any techniques is a function of numerous variables including market conditions.  The ability of Fund to utilize these techniques successfully will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured.  The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

These techniques have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of such techniques would result in losses greater than if they had not been used.  In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets.  As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all.  Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium.  Losses resulting from the use of such techniques would reduce net asset value, and possibly income, and such losses can be greater than if the techniques had not been utilized.

General Characteristics of Options

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.  Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below.  In addition, many Hedging Transactions involving options require segregation of the Fund’s assets in special accounts, as described below under “Use of Segregated and Other Special Accounts.”

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price.  For example, the Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund’s purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument.  The Fund is authorized to purchase and sell exchange-listed options and over-the-counter options (“OTC options”).  Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options.

With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available.  Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.  Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

 The Fund’s ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market.  Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded.  To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through direct bilateral agreement with the Counterparty.  In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.  The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days.  The Fund expects generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option.  As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium paid for the option as well as any anticipated benefit of the transaction.  Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied.  While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.  The risk of illiquidity also is greater with OTC options, since these options generally can be closed out only by negotiation with the other party to the option.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund’s income.  The sale of put options can also provide income.

The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities), ETFs (including fixed income ETFs) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets and on securities indices, currencies and futures contracts.  All calls sold by the Fund must be “covered” (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding.  Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities), ETFs (including fixed income ETFs) and Eurodollar instruments (whether or not it holds the above securities in its portfolio) and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities.  The Fund will not sell put options if, as a result, more than 50% of the Fund’s assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon.  In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures

The Fund may enter into financial futures contracts, or purchase or sell put and call options on such futures, as a hedge against anticipated interest rate, currency or equity market changes, for duration management, and for risk management purposes.  Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below.  The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount).  Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver such option.

The Fund’s use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes.  Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances).  Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark-to-market value of the contract fluctuates.  The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund.  If the Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position.  Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.  The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices

The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.  Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified).  This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value.  The seller of the option is obligated, in return for the premium received, to make delivery of this amount.  The gain or loss of an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions

The Fund may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value.  Currency transactions include forward currency contracts, exchange-listed currency futures, exchange-listed and OTC options on currencies, and currency swaps.  A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.  A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below.  The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations of such Counterparties have received) a credit rating of A-1 or P-1 by S&P or Moody’s, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.

The Fund’s dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions.  Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income there from.  Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended to wholly or partially offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currency convertible into such currency other than with respect to proxy hedging as described below.

The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging.  Proxy hedging is often used when the currency to which the Fund’s portfolio is exposed is difficult to hedge or to hedge against the dollar.  Proxy hedging entails entering to a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund’s portfolio securities are or are expected to be denominated, and to buy U.S. dollars.  The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies.  For example, if the Adviser considers the Austrian schilling linked to the German deutschemark (the “D-mark”), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a contract to sell D-marks and buy dollars.  Currency hedging involves some of the same risks and considerations as other transactions with similar instruments.  Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging.  If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions

Currency transactions are subject to risks different from those of other portfolio transactions.  Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments.  These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.  Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally.  Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation.  Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available.  Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

Combined Transactions

The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and any combination of futures, options and currency transactions (“component” transactions), instead of a single Hedging Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so.  A combined transaction will usually contain elements of risk that are present in each of its competent transactions.  Although combined transactions are normally entered into based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars

Among the Hedging Transactions into which the Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars.  The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.  The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay.  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices.  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount.  The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.  A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.  Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the Investment Company Act of 1940, as amended (the “1940 Act”) and, accordingly, will not treat them as being subject to its borrowing restrictions.  The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least “A” by S&P or Moody’s or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser.  If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid.  Caps, floors, and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments

The Fund may make investments in Eurodollar instruments.  Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time.  Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings.  The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed- income instruments are linked.

Risks of Hedging Transactions Outside the United States

When conducted outside the United States, Hedging Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments.  The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts

Many Hedging Transactions, in addition to other requirements, require that the Fund segregate liquid high-grade assets with its Custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restriction, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the Custodian.  The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them.  For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high-grade securities sufficient to purchase and deliver the securities if the call is exercised.  A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade assets equal to the excess of the index value over the exercise price on a current basis.  A put option written by the Fund requires the Fund to segregate liquid, high-grade assets equal to the exercise price.

Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract that obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund’s obligations or to segregate liquid high-grade assets equal to the amount of the Fund’s obligation.

OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC-issued and exchange-listed index options will generally provide for cash settlement.  As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount.  These amounts will equal 100% of the exercise price in the case of a noncash settled put, the same as an OCC-guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call.  In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.  OCC-issued and exchange-listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement, and the Fund will segregate an amount of assets equal to the full value of the option.  OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract.  Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlement with respect to each swap on a daily basis and will segregate an amount of cash or liquid high-grade securities having a value equal to the accrued excess.  Caps, floors and collars require segregation of assets with a value equal to the Fund’s net obligation, if any.

Hedging Transactions may be covered by other means when consistent with applicable regulatory policies.  The Fund may also enter into offsetting transactions so that its position, coupled with any segregated assets, equals its net outstanding obligation in related options and Hedging Transactions.  For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund.  Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held.  Other Hedging Transactions may also be offset in combinations.  If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

INVESTMENT LIMITATIONS

Fundamental.  The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental (“Fundamental”), that is, they may not be changed without the affirmative vote of a majority of the outstanding shares of the Funds.  As used in the Prospectus and this Statement of Additional Information, the term “majority” of the outstanding shares of the Funds means the lesser of (1) 67% or more of the outstanding shares of the Funds present at a meeting, if the holders of more than 50% of the outstanding shares of the Funds are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Funds.  Other investment practices that may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered nonfundamental (“Nonfundamental”).

1.           Borrowing Money.  Each Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made.  This limitation does not preclude each Fund from entering into reverse repurchase transactions, provided that each Fund has an asset coverage of 300% for all borrowings and repurchase commitments of each Fund pursuant to reverse repurchase transactions.

2.           Senior Securities.  The Funds will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Funds, provided that the Funds’ engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

3.           Underwriting.  The Funds will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Funds may be deemed an underwriter under certain federal securities laws.

4.           Real Estate.  The Funds will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.           Commodities.  The Funds will not purchase or sell commodities except as described in the Prospectus and Statement of Additional Information.  This limitation does not preclude the Funds from acquiring commodities as a result of ownership of securities or other investments; from entering into options, futures, currency, swap, cap, floor, collar or similar transactions; from investing in securities or other instruments backed by commodities; or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

6.           Loans.  The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.           Concentration.  Each Fund will not invest 25% or more of its total assets in any particular industry.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8.           Diversification.  The Mid Cap Fund, the Small Cap Fund and the Market Neutral Fund will comply with the standards for diversification as required by the then-current 1940 Act, the rules and regulations promulgated thereunder and interpretations of the Securities and Exchange Commission or its staff.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.  This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

With respect to each Fund’s diversification, the current standards require that each Fund may not purchase the securities of any one issuer, other than the U.S. Government or any of its instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer, or each Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.

Nonfundamental.  The following limitations have been adopted by the Trust with respect to the Funds and are Nonfundamental (see “Investment Limitations” above).

1.           Pledging.  The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in fundamental limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.           Borrowing.  Each Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% its total assets are outstanding.

3.           Margin Purchases.  The Funds will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by the Funds for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

4.           Options.  The Funds will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

5.           Short Sales.  The James Mid Cap Fund, the James Small Cap Fund and the James Equity Fund will not affect short sales of securities.

6.           Illiquid Securities.  Each Fund will not invest more than 15% of its assets in securities that are restricted as to resale or otherwise illiquid.  For this purpose, illiquid securities generally include securities that cannot be disposed of within seven days in the ordinary course of business without taking a reduced price.

7.           80% Investment Policy.  The James Mid Cap Fund invests primarily in common stocks of mid capitalization companies, defined by the Adviser as those companies with market capitalizations of $1 billion up to $8 billion at the time of purchase.  Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in mid capitalization stocks, as defined above. The James Small Cap Fund invests primarily in common stocks of small capitalization companies, defined by the Adviser as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell 2000® Index, which is the benchmark index for the Fund.  Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in small capitalization stocks, as defined above.  The James Equity Fund invests primarily in equity securities.  Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in equity securities without regard to the market capitalization of the stock.  Shareholders of the applicable Fund will be provided with at least 60 days’ prior notice of any change in the Fund’s 80% investment policy.  The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type:  “Important Notice Regarding Change in Investment Policy.”  The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.  The Adviser, subject to the approval of the Board of Trustees, may change its foregoing definitions of small and large capitalization companies.  Shareholders will be notified of any such change.

DISCLOSURE OF PORTFOLIO HOLDINGS

The following is a summary of the Funds’ policies and procedures for disclosing the Funds’ portfolio securities to any person requesting this information.  No compensation will be received by the Fund, the Adviser, or any other party in connection with the disclosure of information about portfolio securities.  The procedures prohibit the disclosure of portfolio holdings to persons outside the Adviser, the Funds’ auditors or other service providers identified in the Prospectus except under the following conditions:

1)	Routine shareholder reports filed quarterly with the SEC within 60 days after the quarter-end and routine shareholder reports distributed to shareholders within 60 days after the six-month end;
2)	For use in preparing and distributing routine periodic reporting to market data agencies; and
3)	For use in preparing and distributing routine shareholder reports, including disclosure to the Trust’s independent public accounting firm, legal counsel, typesetter and printer.

The Funds may provide their full holdings to various market data agencies as of the end of a calendar month.  All other disclosures are made in accordance with the requests of the parties indicated above.  Employees of the Adviser that are access persons under the Funds’ Code of Ethics have access to Fund holdings on a regular basis, but are subject to confidentiality requirements and trading prohibitions in the Code of Ethics.  In addition, the custodian of the Funds’ assets and the Funds’ accounting services agent, each of whose agreements contains a confidentiality provision, have access to the current Fund holdings on a daily basis. In addition, certain unaffiliated brokers and market professionals involved in the execution of transactions for the Funds will by necessity have information on Fund holdings and are not covered under this policy.

This prohibition covers only selective disclosures and does not prohibit a discussion of Fund holdings in a public format, such as a radio or television interview. These events are covered under the James Advantage Funds’ Marketing Policies and Procedures.

Certain products of the Adviser’s private client business are very similar to portfolios of the Funds. Consultants which require holdings data on RFPs or on routine questionnaires submitted to the Adviser may have no confidentiality requirements and the Fund can not be assured in such cases that portfolio holdings disclosed to them will be kept confidential. Since the portfolios may be very similar to the Funds, completion of the questionnaire or RFP may constitute a selective disclosure. Also, the Funds have no assurance that market data agencies, such as Morningstar, will keep data provided to them confidential.

Disclosure of portfolio holdings by the Adviser will be made to other service providers as deemed necessary in the execution of their responsibilities. Legal counsel will have access to portfolio holdings at any time, as will regulators such as the SEC or FINRA if requested. In other cases the Adviser will restrict holdings data to month end data with at least a 30 day lag.

The Chief Compliance Officer is authorized to determine whether disclosure of a Fund’s portfolio securities is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. The Chief Compliance Officer will report any perceived and unresolved conflict between the interests of shareholders and the interests of the Adviser, or any affiliates, to the Funds’ Board of Trustees, which will make a determination that is in the best interests of shareholders.

TRUSTEES AND OFFICERS

The Board of Trustees has overall responsibility for management of the Trust under the laws of Ohio governing the responsibilities of trustees of business trusts.  Following are the Trustees and executive officers of the Trust, their present occupation with the Trust or Funds, age, principal occupation during the past 5 years and their aggregate compensation from the Trust for the fiscal year ended June 30, 2008.

Name/Address/ Age	Position(s) With Fund/ Time Served/ Term of Office1	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee Outside the Fund Complex

Interested Trustees:

Barry R. James, CFA2 1349 Fairground Road James Investment Research, Inc. Beavercreek, Ohio 45385 Year of Birth: 1956	President and Trustee Since 1997	President and CEO, James Investment Research (2006-Present), Executive Vice President , James Investment Research (2000-2006), CEO, James Capital Alliance (2000-Present)	5	None

Disinterested Trustees:

Anthony P. D’Angelo, D.B.A. c/o The James Advantage Funds 1349 Fairground Road Beavercreek, Ohio 45385 Year of Birth: 1930	Trustee Since 1997	Retired, Professor Emeritus, Graduate School of Logistics and Acquisitions Management, Air Force Institute of Technology, Wright-Patterson AFB, Ohio (Retired since 1999)	5	None

Leslie L. Brandon c/o The James Advantage Funds 1349 Fairground Road Beavercreek, Ohio 45385 Year of Birth: 1942	Trustee Since May 2003	Retired Partner, Ernst & Young, LLP, Columbus, Ohio (1966 to 2000)	5	None

Richard C. Russell c/o The James Advantage Funds 1349 Fairground Road Beavercreek, Ohio 45385 Year of Birth: 1946	Trustee Since May 2003	Consultant (2002-Present)	5	Director, Excellence in Motivation (1994 to Present) Director, Dayton Reliable Tool (1999 to Present);

Principal Officers:

Thomas L. Mangan 1349 Fairground Road Beavercreek, Ohio 45385 Year of Birth: 1949	Vice President, Chief Compliance Officer, Treasurer and Secretary and Chief Financial Officer since 1997	Senior Vice President, James Investment Research, Inc.	N/A	N/A

1Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until his or her successor is duly elected and qualified.
2 Mr. James is an “interested person” of the Trust as defined in the 1940 Act because of his relationship to James Investment Research, Inc., which serves as the investment adviser to the Trust.

Trustees’ Compensation:

Name	Compensation from Small Cap Fund	Compensation from Equity Fund	Compensation from Market Neutral Fund	Compensation from Mid Cap Fund	Total Compensation from Trust*
Barry R. James	$ 0	$ 0	$ 0	$ 0	$ 0
+ Leslie L. Brandon	$3,440	$3,440	$3,440	$3,440	$17,200
+ Anthony P. D’Angelo	$3,140	$3,140	$3,140	$3,140	$15,700
+ Richard C. Russell	$3,140	$3,140	$3,140	$3,140	$15,700

+     Member of Audit Committee.  The Audit Committee is the only standing committee of the Board of Trustees.  The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and to act as a liaison between the Trust’s independent auditors and the full Board of Trustees.  The Audit Committee held three regularly scheduled meetings during the fiscal year ended June 30, 2008.

*     Amounts shown include payments made to the Trustees in the fiscal year ended June 30, 2008.  The Trust does not pay any retirement benefits to the Trustees for their service.

Trustees’ Ownership of Trust Shares (as of December 31, 2007)*

Trustee	Dollar Range of Equity Securities in Small Cap Fund	Dollar Range of Equity Securities in Equity Fund	Dollar Range of Equity Securities in Market Neutral Fund	Dollar Range of Equity Securities in Mid Cap Fund	Aggregate Dollar Range of Equity Securities in Registered Investment Company
Barry R. James	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Anthony P. D’Angelo	None	None	$1 - $10,000	None	Over $100,000
Leslie L. Brandon	None	$10,001 - $50,000	None	None	Over $100,000
Richard C. Russell	None	None	None	None	Over $100,000

PROXY VOTING POLICIES OF THE TRUST AND THE ADVISER

The Trust’s Proxy Voting Policies and Procedures

Pursuant to rules established by the Securities and Exchange Commission, under the 1940 Act, the Board of Trustees of the Trust has adopted the following formal, written guidelines for proxy voting by the Trust.  The Board of Trustees of the Trust oversees voting policies and decisions for the Fund.

The Fund exercises its proxy voting rights with regard to the companies in the Fund’s investment portfolio, with the goals of maximizing the value of the Fund’s investments, promoting accountability of a company’s management and board of directors to its shareholders, aligning the interests of management with those of shareholders, and increasing transparency of a company’s business and operations.

In general, the Board of Trustees of the Trust believes that the Adviser, which selects the individual companies that are part of the Fund’s portfolio, is the most knowledgeable and best suited to make decisions about proxy votes.  Therefore, the Trust defers to and relies on the Adviser to make decisions on casting proxy votes.

In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser.  In such a case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

Summary of Adviser’s Proxy Voting Guidelines

           The proxy voting decisions for issues not specifically addressed in the following summary are determined on a case-by-case basis.  The Adviser has retained Egan Jones to vote proxies on behalf of the Trust in accordance with the Trust’s and the Adviser’s policies.

Election of Directors in Uncontested Elections
WITHHOLD votes for nominees who:

•       are affiliated outside directors and sit on the Audit, Compensation, or Nominating committees.
•       are inside directors and sit on the Audit, Compensation, or Nominating committees.
•       are inside directors and the company does not have Audit, Compensation, or Nominating committees attend less than 75 percent of the board and committee meetings. Participation by phone is acceptable.
•       ignore a shareholder proposal that is approved by a majority of the shares outstanding.
•       ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years.
•       fail to act on takeover offers where the majority of the shareholders have tendered their shares.
•       implement or renew a “dead-hand” or modified “dead-hand” poison pill.
•       sit on more than four boards.

FOR responsible shareholder proposals calling for the company to name as directors only those who receive a majority of shareholder votes.

Independent Directors
FOR shareholder proposals asking that a two-thirds majority of directors be independent.

FOR shareholder proposals asking that board’s Audit, Compensation, and/or Nominating committees be composed exclusively of independent directors.  Case-by-case basis on proposals asking that the Chairman be independent.

Stock Ownership Requirements
AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Term Limits
AGAINST shareholder proposals to limit tenure of outside directors.

Age Limits
AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

Director and Officer Indemnification and Liability
AGAINST proposals to eliminate entirely directors and officers liability for monetary damages for violating the duty of care.

AGAINST indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if (1) the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.

Charitable Contributions
AGAINST proposals regarding charitable contributions.

Proxy Contests (Contested Elections)

Ratifying Auditors
FOR proposals to ratify auditors, unless:
Non-audit fees exceed 50% of total fees.
Auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

Proxy Contest Defenses

Classified Board vs. Annual Election
AGAINST proposals to classify the board.

FOR proposals to repeal (“de-stagger”) classified boards and to elect all directors annually.

Removal of Directors
AGAINST proposals that provide that directors may be removed only for cause.

FOR proposals to restore shareholder ability to remove directors with or without cause.

AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting
FOR proposals to eliminate cumulative voting.

Calling Special Meetings
AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Acting by Written Consent
AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

FOR proposals to allow or make easier shareholder action by written consent.

Altering Size of the Board
FOR proposals to fix the size of the board.

AGAINST proposals that give management the ability to alter size of the board without shareholder approval.

Tender Offer Defenses

“Poison Pills”
FOR shareholder proposals that ask the company to submit its “poison pill” for shareholder ratification.

Fair Price Provisions
AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

“Greenmail”
FOR proposals to adopt anti-”greenmail” charter or bylaw amendments or otherwise restrict the company’s ability to make “greenmail” payments.

Unequal Voting Rights
AGAINST dual-class exchange offers and dual-class recapitalizations.

Supermajority Requirement to Amend Charter or Bylaws
AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

Supermajority Requirement to Approve Mergers
AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

Placement of Equity with “White Squire”
FOR shareholder proposals to require approval of “blank check preferred stock” issues for other than general corporate purposes.

Other Governance Proposals

Confidential Voting
FOR shareholder proposals that request that the company adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

FOR management proposals to adopt confidential voting.

Equal Access
FOR shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Capital Structure

Common Stock Authorization
AGAINST increasing the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Stock Distributions: Splits and Dividends
FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance, considering the industry and company’s returns to shareholders.

Reverse Stock Splits
FOR management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

Preferred Stock
AGAINST proposals authorizing creation of new classes of “blank check preferred stock” (i.e., classes with unspecified voting, conversion, dividend distribution, and other rights.

FOR proposals to create “blank check preferred stock” in cases when the company specifically states that the stock will not be used as a takeover defense.

FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms are reasonable.

“Blank Check Preferred Stock”
FOR shareholder proposals to have placements of “blank check preferred stock” submitted for shareholder approval, except when those shares are issued for the purpose of raising capital or making acquisitions in the normal course.

Adjustments to Par Value of Common Stock
FOR management proposals to reduce the par value of common stock.

Debt Restructurings
FOR proposals that facilitate debt restructurings except where signs of self-dealing exist.

Share Repurchase Programs
FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Amendments that Place a Maximum limit on Annual Grants or Amend
Administrative Features
FOR plans that amend shareholder-approved plans to include administrative features or place  maximum limit on annual grants that any participant may receive to comply with the provisions of Section 162(m) of the Omnibus Budget Reconciliation Act (OBRA).

Amendments to Added Performance-Based Goals
FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Approval of Cash or Cash & Stock Bonus Plans
FOR cash or cash & stock bonus plans to exempt compensation from taxes under the provisions of Section 162(m) of OBRA.

Limits on Director and Officer Compensation
FOR shareholder proposals requiring additional disclosure of officer and director compensation.

“Golden Parachutes” and “Tin Parachutes”
FOR shareholder proposals to have “golden and tin parachutes” submitted for shareholder ratification.

Employee Stock Ownership Plans (ESOPs)
FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized number of shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., greater than five percent of outstanding shares).

401(k) Employee Benefit Plans
FOR proposals to implement a 401(k) savings plan for employees.

Business Combinations and Corporate Restructurings

Appraisal Rights
FOR providing shareholders with appraisal rights.

Mutual Fund Proxies

Election of Directors
WITHHOLD votes for directors who:
•           are interested directors and sit on key board committees (Audit, Nominating or Compensation committees).
•           are interested directors and  the company does not have one or more of the following committees: Audit, Nominating or Compensation.
•           attend less than 75 percent of the board and committee meetings. Participation by phone is acceptable.
•           ignore a shareholder proposal that is approved by a majority of shares outstanding.
•           ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years.
•           sit on more than 10 fund boards.
•           serve as Chairman but are not independent (e.g. serve as an officer of the fund’s Adviser).

Investment Advisory Agreements

New Classes or Series of Shares
FOR creating new classes or series of shares.

Changing Fundamental Investment Objective to Non-fundamental
AGAINST proposals to change the fund’s fundamental investment objective to non-fundamental.

Authorizing Board to Hire and Terminate Sub-advisors without Shareholder Approval
AGAINST authorizing the board to hire and terminate sub-advisors without shareholder approval

Master-Feeder Structure
FOR establishment of a master-feeder structure.

Shareholder Proposals

Independent Directors
FOR shareholder proposals asking that a three-quarters majority of directors be independent.

FOR shareholder proposals asking that board’s Audit, Compensation, and/or Nominating committees be composed exclusively of independent directors.

FOR proposals asking that the Chairman be independent.

Establish Director Ownership Requirement
AGAINST establishing a director ownership requirement.

Social Issues

Energy and Environment
AGAINST on proposals that request companies to follow the CERES Principles.

FOR reports that seek additional information, particularly when it appears company has not adequately addressed shareholders’ environmental concerns.

South Africa
AGAINST on proposals related to South Africa.

FOR reports that seek additional information such as the amount of business that could be lost by conducting business in South Africa.

Northern Ireland
AGAINST on proposals related to the MacBride Principles.

FOR reports that seek additional information about progress being made toward eliminating employment discrimination, particularly when it appears company has not adequately addressed shareholder concerns.

Military Business
AGAINST on defense issue proposals.

FOR reports that seek additional information on military related operations, particularly when company has been unresponsive to shareholder requests.

Maquiladora Standards and International Operations Policies
AGAINST on proposals relating to the Maquiladora Standards and international operating policies.

FOR reports on international operating policy issues, particularly when it appears company has not adequately addressed shareholder concerns.

World Debt Crisis
AGAINST on proposals dealing with Third World debt.

FOR reports on Third World debt issues, particularly when it appears company has not adequately addressed shareholder concerns.

Equal Employment Opportunity and Discrimination
AGAINST on proposals regarding equal employment opportunities and discrimination.

FOR reports that seek additional information about affirmative action efforts, particularly when it appears company has been unresponsive to shareholder requests.

Animal Rights
AGAINST on proposals that deal with animal rights.

Product Integrity and Marketing
AGAINST on ceasing production of socially questionable products.

FOR reports that seek additional information regarding product integrity and marketing issues, particularly when it appears companies have been unresponsive to shareholder requests.

Human Resources Issues

AGAINST on proposals regarding human resources issues.

FOR reports that seek additional information regarding human resources issues, particularly when it appears companies have been unresponsive to shareholder requests.

Trust Proxy Votes for 12 Months Ended June 30, 2008

Information regarding how each of the Funds voted proxies related to their respective  portfolio securities during the 12-month period ended June 30, 2008 is available upon request by writing the Transfer Agent at P.O. Box 5354, Cincinnati, Ohio 45201-5354, by calling 888-99 JAMES (888-995-2637), or on the Securities and Exchange Commission’s website at http://www.sec.gov.

PRINCIPAL HOLDERS OF VOTING SECURITIES

As of October 3, 2008, the officers and Trustees of the Funds as a group owned less than 1% of the then-outstanding shares of the Small Cap Fund, 4.39% of the then-outstanding shares of the Mid Cap Fund, 1.83% of the then-outstanding shares of the Equity Fund, and 1.20% of the then-outstanding shares of the Market Neutral Fund .  An officer of the Trust is a co-trustee of the James Investment Research Profit Sharing Plan (the “Plan”).  The percentages of shares of the Funds indicated in the first sentence of this paragraph include shares in the officer’s account in the Plan, but do not include any other shares of the Plan.

As of October 3, 2008, the following persons owned of record, for the benefit of their respective customers, more than 5% of the outstanding voting shares of the Small Cap Fund:

Name/Address	Percentage Owned
Charles Schwab & Co. Inc. Special Custody Account FBO its Customers 101 Montgomery Street San Francisco, CA 94104	21.73%

National Financial Services LLC FBO its Customers 200 Liberty Street, One Manhattan, NY 10281	35.49%*

Wachovia Bank FBO its Customers 1525 West Wt. Harris Blvd. Charlotte, NC 28288	11.87%
*May be deemed to control the Fund because it owned of record, for the benefit of others, more than 25% of the outstanding voting shares as of October 3, 2008.

As of October 3, 2008, the following persons owned more than 5% of the outstanding voting shares of the Mid Cap Fund:

Name/Address	Percentage Owned
James Investment Research Profit Sharing Plan* P.O. Box 8 Alpha, Ohio 45301	27.98%

F.E. James, Ph.D.* P.O. Box 8 Alpha, Ohio 45301	32.68%
*The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under § 2(a)(9) of the Investment Company Act of 1940.  F.E. James, Ph.D., Barry R. James and Ann M. Shaw are co-trustees of the James Investment Research Profit Sharing Plan (the “Plan”), and may each be deemed to beneficially own the shares owned by that Plan.  Shares indicated as owned by F.E. James, Ph.D. include shares in his account of the Plan, but do not include any other shares of the Plan.  F.E. James, Ph.D. may also be deemed to beneficially own shares owned by the Iris R. James Trust, which are also included in the shares indicated as being owned by F.E. James, Ph.D.  As a result of his ownership of shares, F.E. James, Ph.D. may have the ability to control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the Management Agreement with the Fund’s Adviser.

As of October 3, 2008, the following persons owned more than 5% of the outstanding voting shares of the Equity Fund:

Name/Address	Percentage Owned
Charles Schwab & Co. Inc. Special Custody Account FBO its Customers 101 Montgomery Street San Francisco, CA 94104	5.54%

National Financial Services LLC FBO its Customers 200 Liberty Street, One Manhattan, NY 10281	11.93%

F.E. James, Ph.D.* P.O. Box 8 Alpha, Ohio 45301	17.86%

James Investment Research Profit Sharing Plan P.O. Box 8 Alpha, Ohio 45301	9.33%
*F.E. James, Ph.D., Barry R. James and Ann M. Shaw are co-trustees of the James Investment Research Profit Sharing Plan (the “Plan”), and may each be deemed to beneficially own the shares owned by the Plan.  Shares indicated as owned by F.E. James, Ph.D. include shares in his account of the Plan, but do not include any other shares of the Plan.

As of October 3, 2008, the following persons owned more than 5% of the outstanding voting shares of the Market Neutral Fund:

Name/Address	Percentage Owned
Charles Schwab & Co. Inc. Special Custody Account FBO its Customers 101 Montgomery Street San Francisco, CA 94104	15.06%

National Financial Services LLC FBO its Customers 200 Liberty Street, One Manhattan, NY 10281	15.59%

F.E. James, Ph.D.* P.O. Box 8 Alpha, Ohio 45301	9.47%

James Investment Research Profit Sharing Plan P.O. Box 8 Alpha, Ohio 45301	6.21%
*F.E. James, Ph.D., Barry R. James and Ann M. Shaw are co-trustees of the James Investment Research Profit Sharing Plan (the “Plan”), and may each be deemed to beneficially own the shares owned by the Plan.  Shares indicated as owned by F.E. James, Ph.D. include shares in his account of the Plan, but do not include any other shares of the Plan.

THE INVESTMENT ADVISER

James Investment Research, Inc., P.O. Box 8, Alpha, Ohio 45301 (the “Adviser”) supervises the Funds’ investments pursuant to Management Agreements between the Adviser and the Trust on behalf of each Fund, subject to the approval of the Board of Trustees.  Francis E. James is the controlling shareholder of the Adviser.  Each Management Agreement was effective for an initial two-year term and is renewed thereafter for one year periods only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the applicable Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not “interested persons” of the Trust or the Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.  Each Management Agreement is terminable without penalty on sixty days notice by the Board of Trustees of the Trust or by the Adviser.  Each Management Agreement provides that it will terminate automatically in the event of its assignment.

Under the terms of each Fund’s Management Agreement, the Adviser manages each Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage, taxes, interest (including dividend expense on securities sold short), fees and expenses of the non-interested person Trustees, 12b-1 fees and extraordinary expenses such as Acquired Fund Fees and Expenses which are paid indirectly by the Fund, and not included in the operating expenses for this purpose.  As compensation for its management services and agreement to pay each Fund’s expenses, each Fund is obligated to pay the Adviser a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates (minus the fees and expenses of the non-interested person Trustees incurred by the applicable Fund):

ASSETS	EQUITY, MID CAP AND SMALL CAP FUNDS	MARKET NEUTRAL FUND
Up to and including $500 million	1.25%	1.70%
From $500 million up to and including $1 billion	1.20%	1.65%
From $1 billion up to and including $2 billion	1.15%	1.60%
Over $2 billion	1.10%	1.55%

The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future.  Each Fund paid the Adviser the following amounts for each of the last three fiscal years:

	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007	Fiscal Year Ended June 30, 2006
Small Cap Fund	$3,093,152	$3,578,323	$1,197,147
Mid Cap Fund	$67,654	$42,442	-
Market Neutral Fund	$765,401	$1,127,412	$1,091,824
Equity Fund	$252,799	$389,733	$279,451

The Adviser retains the right to use the name “James” or any variation thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated.  The Trust’s right to use the name “James” or any variation thereof automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Adviser on 90 days written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or their shareholders.  Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not.  The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

PORTFOLIO MANAGERS

The following charts list the Funds’ portfolio managers, the number of their other managed accounts per investment category, the total pooled assets of managed accounts (not including the James Advantage Funds) and the beneficial ownership in the Fund(s) managed at the end of the June 30, 2008 fiscal year.  Listed below the charts is (i) a description of accounts managed where the advisory fee is based on the performance of the account, if any, (ii) a description of the portfolio managers’ compensation structure at the end of the June 30, 2008 fiscal year, and (iii) a description of any material conflicts that may arise in connection with the portfolio manager’s management of the Fund’s investments and the investments of the other accounts included in the chart and any material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager, if any.
Account Type	# of Accounts by Type	Total Assets by Type in $ millions	# of Accounts by Type subject to Performance Fee	Total Assets by Type Subject to a Performance Fee ($MM)
F.E. James, Ph.D.
Registered Investment Cos.	5	728	0	0
Other Pooled Investment Vehicles*	1	8	1	8
Other Accounts	16	94	0	0
Barry R. James, CFA, CIC
Registered Investment Cos.	5	728	0	0
Other Pooled Investment Vehicles*	1	8	0	0
Other Accounts	30	455	0	0
Ann M. Shaw, CFP
Registered Investment Cos.	5	728	0	0
Other Pooled Investment Vehicles*	1	8	0	0
Other Accounts	48	113	0	0
Thomas L. Mangan, MBA
Registered Investment Cos.	5	728	0	0
Other Pooled Investment Vehicles*	1	8	0	0
Other Accounts	49	544	0	0
David W. James, CFA
Registered Investment Cos.	5	728	0	0
Other Pooled Investment Vehicles*	1	8	0	0
Other Accounts	28	98	0	0
R. Brian Culpepper, MBA
Registered Investment Cos.	5	728	0	0
Other Pooled Investment Vehicles*	2	8	0	0
Other Accounts	58	49	0	0
Brian P. Shepardson, CFA, CIC
Registered Investment Cos.	5	728	0	0
Other Pooled Investment Vehicles*	1	8	0	0
Other Accounts	22	41	0	0

* The “other pooled vehicle” is the James Market Neutral Limited Partnership and is the only investment vehicle managed by the Adviser with an incentive or performance based fee. The James Advantage Funds and the James Market Neutral Limited Partnership are team managed. Therefore, counting of these assets for each member of the team will result in asset totals greater than the total assets managed by the Adviser.

Securities Ownership of Portfolio Managers:

Dr. F. E. James, Ph.D.*

Fund	-0-	$1M-$10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Market Neutral							X
Small Cap							X
Equity							X
Mid Cap							X

Barry R. James, CFA, CIC*

Fund	-0-	$1M-$10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Market Neutral					X
Small Cap					X
Equity					X
Mid Cap					X

Ann M. Shaw, CFP*

Fund	-0-	$1M-$10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Market Neutral					X
Small Cap					X
Equity					X
Mid Cap					X
*F.E. James, Ph.D., Barry R. James and Ann M. Shaw are co-trustees of the James Investment Research Profit Sharing Plan (the “Plan”), and may each be deemed to beneficially own the shares owned by the Plan.  Shares indicated as owned by Dr. James, Mr. James and Ms. Shaw, respectively, include shares in his or her account of the Plan, but do not include any other shares of the Plan.

Thomas L. Mangan, MBA

Fund	-0-	$1M-$10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Market Neutral					X
Small Cap				X
Equity					X
Mid Cap				X

David W. James, CFA

Fund	-0-	$1M-$10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Market Neutral				X
Small Cap			X
Equity				X
Mid Cap				X

R. Brian Culpepper, MBA

Fund	-0-	$1M-$10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Market Neutral			X
Small Cap			X
Equity			X
Mid Cap			X

Brian P. Shepardson, CFA, CIC

Fund	-0-	$1M-$10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Market Neutral			X
Small Cap		X
Equity			X
Mid Cap			X

Portfolio Manager Compensation.  All portfolio managers are compensated in the following manner:

Salary:  Determined at employment and periodically adjusted.

Profit Sharing:  The net, pre-tax profits of the Adviser are shared with all its employees based on a formula.  Dr. F.E. James does not share in this bonus as he is the sole owner of the Adviser.

Portfolio Manager’s Bonus:  An additional portion of the profits of the Adviser is awarded to portfolio managers. This is based on the value of the assets under management by that portfolio manager, the number of accounts managed and length of service with the Adviser; the longer the tenure, the greater the compensation.

Other bonuses:  The Adviser may give additional bonuses at its sole discretion or upon the advice of its Board of Directors.

A material conflict might arise in the management of the Small Cap Fund or the Mid Cap Fund versus the management of other accounts if the dollar value of smaller capitalization stock transactions were to grow to be so large as to cause significant price movements as portfolio managers acquire and liquidate positions. This conflict may arise because many of the Adviser’s individually managed portfolios follow the same strategies as the Funds and hold the same securities. The Adviser uses limits in executing larger transactions and has adopted policies and procedures, such as aggregating mutual fund trades with private client transactions and average pricing to ensure that no fund or client has an advantage over other Funds or clients.

TRANSFER AGENT AND DISTRIBUTOR

The Funds retain JPMorgan Chase Bank, N.A., 303 Broadway, Suite 900, Cincinnati, Ohio 45202 (the “Transfer Agent”), to serve as transfer agent, dividend paying agent and shareholder service agent.

The Funds also retain the Transfer Agent to provide the Funds with administrative services, including regulatory reporting and necessary office equipment, personnel and facilities.  The Adviser pays the Transfer Agent for its administration services on behalf of the Funds.  The Adviser paid the Transfer Agent for its services as administrator on behalf of each Fund the following amounts for each of the last three fiscal years:

	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007*	Fiscal Year Ended June 30, 2006**
Small Cap Fund	$436,350	$428,078	$59,219
Mid Cap Fund	$10,300	$4,650	-
Equity Fund	$36,954	$47,438	$20,145
Market Neutral Fund	$81,340	$98,873	$46,479
* Effective June 1, 2006 the Administrative, Fund Accounting and Transfer Agent fees were bundled together for The James Advantage Funds.  The dollar amounts reflected above for the fiscal years ended June 30, 2007 and June 30, 2008 reflect the amount paid for all services under this bundled services agreement, as allocated among the respective Funds.  Due to the bundling of the fees and significant increases in the asset size of the Funds, a direct comparison of the fees paid in fiscal year 2006 to 2007 and 2008 may not be possible or may seem misleading.
** The dollar amounts listed for the fiscal year ended June 30, 2006 reflect Administrative fees paid from July 1, 2005 through May 31, 2006.  Since the bundled services agreement began on June 1, 2006, the bundled dollar amount that was paid for Administrative, Fund Accounting and Transfer Agent fees for June 1 through June 30 of 2006 was $19,761, $9,397 and $4,009 for the Small Cap Fund, Market Neutral Fund and Equity Fund, respectively.

The Funds also retain the Transfer Agent to provide the Funds with fund accounting services, including calculating the Funds’ daily net asset value and necessary office equipment, personnel and facilities.  The Adviser pays the Transfer Agent for its fund accounting services on behalf of the Funds.  The Adviser paid the Transfer Agent for its services as fund accountant on behalf of each Fund the following amounts for each of the last three fiscal years:

	Fiscal Year Ended June 30, 2008*	Fiscal Year Ended June 30, 2007*	Fiscal Year Ended June 30, 2006**
Small Cap Fund	$436,350	$428,078	$29,000
Mid Cap Fund	$10,300	$4,650	-
Equity Fund	$36,954	$47,438	$22,000
Market Neutral Fund	$81,340	$98,873	$27,000
* Effective June 1, 2006 the Administrative, Fund Accounting and Transfer Agent fees were bundled together for The James Advantage Funds.  The dollar amounts reflected above for the fiscal years ended June 30, 2007 and June 30, 2008 reflect the amount paid for all services under this bundled services agreement, as allocated among the respective Funds.  Due to the bundling of the fees and significant increases in the asset size of the Funds, a direct comparison of the fees paid in fiscal year 2006 to 2007 and 2008 may not be possible or may seem misleading.
** The dollar amounts listed for the fiscal year ended June 30, 2006 reflect Fund Accounting fees paid from July 1, 2005 through May 31, 2006.  Since the bundled services agreement began on June 1, 2006, the bundled dollar amount that was paid for Administrative, Fund Accounting and Transfer Agent fees for June 1 through June 30 of 2006 was $19,761, $9,397 and $4,009 for the Small Cap Fund, Market Neutral Fund and Equity Fund, respectively.

The Funds retain Unified Financial Securities, Inc. (the “Distributor”), 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208, to act as the exclusive agent for distribution of the Funds’ shares. The Distributor is obligated to sell shares of the Funds on a best efforts basis only against purchase orders for the shares.  Shares of the Funds are offered to the public on a continuous basis.

Certain officers of the Trust are also officers of JPMorgan Chase Bank, N.A. (the administrator, the transfer agent and accounting services agent for the Trust).

OTHER SERVICES

The firm of Deloitte & Touche LLP, 250 East Fifth Street, Suite 1900, Cincinnati, Ohio 45202, has been selected as independent registered public accounting firm for the Trust for the fiscal year ending June 30, 2009.  Deloitte & Touche LLP performs an annual audit of the Funds’ financial statements.

U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Funds.   The Custodian holds the cash and securities of the Funds (either in the Custodian’s possession or in its favor through “book entry systems” authorized by the Trustee in accordance with the 1940 Act), collects all income and effects all securities transactions on behalf of the Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Funds’ portfolio decisions and the placing of the Funds’ portfolio transactions.  In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.  The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.  The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Adviser in servicing all of its accounts.  Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds.  Although research services and other information are useful to the Funds and the Adviser, it is not possible to place a dollar value on the research and other information received.  It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available.  Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker.  Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

The Adviser makes investment decisions for the Funds independently from those of the other accounts the Adviser manages; investments of the type the Funds may make, however, may also be made by those other accounts.  When the Funds and one or more other accounts the Adviser manages are prepared to invest in, or desire to dispose of, the same security, the Adviser will allocate available investments or opportunities for sales in a manner the Adviser believes to be equitable to each.  In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Fund.  The Adviser may aggregate purchase and sale orders for the Funds and its other clients if it believes such aggregation is consistent with its duty to seek best execution for the Funds and its other clients.

The Adviser may not give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions.  However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund's shares so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of broker's execution and not on its sales efforts.

Orders for the same security for one of the Funds and one of the accounts the Adviser manages, placed at the same time by a portfolio manager will be aggregated.  In addition, two or more portfolio managers may place orders for the same security, either to buy or sell, at the same time.  These orders will also be aggregated if executed by an Adviser’s trader at the same time through the same broker.  Orders for trades in the Funds may be bunched, or aggregated with other clients, including limited partnerships.  Bunched or aggregated orders will be average priced and positions not 100 percent filled will be allocated on a pro-rata basis.  These policies apply to all trades: establishing long positions, selling long positions, establishing short positions and closing out short positions.  The policies do not require that all Fund trades be aggregated, especially in the case of portfolio maintenance trades or trades specific to a particular portfolio, such as the need to rebalance a portfolio, to raise cash or to invest new cash.

The Funds paid brokerage commissions in the following amounts in the last three fiscal years:

	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007	Fiscal Year Ended June 30, 2006
Small Cap Fund	$747,075	$1,302,050	$307,471
Mid Cap Fund	$7,967	$11,952	-
Equity Fund	$41,393	$66,154	$34,934
Market Neutral Fund	$338,259	$434,358	$406,681

The Small Cap Fund’s brokerage commissions increased significantly from 2006 to 2007 due to volatility in asset size of the Fund which in turn increased trading activity.  From 2007 to 2008 the volatility decreased and brokerage commissions dropped accordingly.

Code of Ethics. The Trust, the Adviser and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act, which permits Fund personnel to invest in securities for their own accounts.  The Codes of Ethics adopted by the Trust, the Adviser and the Distributor are on public file with, and are available from, the SEC.

SHARES OF THE FUND

The Funds do not issue share certificates.  All shares are held in non-certificate form registered on the books of the Funds and the Transfer Agent for the account of the shareholder.  The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Funds.  If your check or wire does not clear, you will be responsible for any loss incurred by the Funds.  If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Funds.

DETERMINATION OF SHARE PRICE

The price (net asset value) of the shares of the Funds is determined as of 4:00 p.m., eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value.  The Trust is open for business on every day except Saturdays, Sundays and the following holidays:  New Year’s Day, President’s Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  For a description of the methods used to determine the net asset value (share price), see “Calculation of Share Price” in the Prospectus.

Securities that are traded on any exchange are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  Securities that are traded on the NASDAQ over-the-counter market are valued at their NASDAQ Official Closing Price (“NOCP”) for all NASDAQ National Market (“NNM”) and NASDAQ Capital Market® securities.  When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which the Fund determines its net asset value) that materially affects a security’s value, when the Adviser determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees.  The Funds may use pricing services to determine market value for securities.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing.  In computing the net asset value of the Funds, the values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price, or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange is open.  Trading of these securities may not take place on every New York Stock Exchange business day.  In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the Funds’ share price is not calculated.  Therefore, the value of the portfolio of a fund holding foreign securities may be significantly affected on days when shares of the Funds may not be purchased or redeemed.

The calculation of the share price of the Funds holding foreign securities in its portfolio does not take place contemporaneously with the determination of the values of many of the foreign portfolio securities used in such calculation.  Events affecting the values of foreign portfolio securities that occur between the time their prices are determined and the calculation of the Funds’ share price will not be reflected in the calculation unless the Adviser determines, subject to review by the Board of Trustees, that the particular event would materially affect net asset value, in which case an adjustment will be made.

ADDITIONAL TAX INFORMATION

Taxation of the Funds.  The Funds have qualified and intend to continue to qualify, as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Among its requirements to qualify under Subchapter M, each Fund must distribute annually at least 90% of its net investment income.  In addition to this distribution requirement, a Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities’ loans, gains from the disposition of stock or securities, and certain other income.

While the above requirements are aimed at qualification of the Funds as regulated investment companies under Subchapter M of the Code, the Funds also intend to comply with certain requirements of the Code to avoid liability for federal income and excise tax.  If the Funds remain qualified under Subchapter M, they will not be subject to federal income tax to the extent they distribute their taxable net investment income and net realized capital gains.  A nondeductible 4% federal excise tax will be imposed on the Funds to the extent they do not distribute at least 98% of their ordinary taxable income for a calendar year, plus 98% of their capital gain net taxable income for the one year period ending each October 31, plus certain undistributed amounts from prior years.  While the Funds intend to distribute their taxable income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that the Funds indeed will make sufficient distributions to avoid entirely imposition of federal excise or income taxes.

Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.

As of June 30, 2008, each Fund has the following capital loss carryforwards and “post-October” losses.  These capital loss carryforwards and “post-October” losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

	Capital Loss Carryforward	“Post-October” Loss

Small Cap Fund	$17,239,544 (expires June 30, 2016)	$15,772,951
Mid Cap Fund	$ 47,388 (expires June 30, 2016)	$240,896
Market Neutral Fund	$ 194,196 (expires June 30, 2013) $ 642,007 (expires June 30, 2014) $ 6,457,028 (expires June 30, 2015)	$866,178

DISTRIBUTION PLAN

Each Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plans”) under which the Fund may incur expenses related to distribution of its shares and for services provided to shareholders.

Under each Plan, the Trust may engage in activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares of the Funds, or that may be advising shareholders of the Funds regarding the purchase, sale or retention of shares of the Funds; (b) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that hold shares of the Fund for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (c) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plan) who engage in or support distribution of shares of the Fund or who render shareholder support services not otherwise provided by the Trust’s transfer agent, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (e) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (f) costs of preparing, printing and distributing sales literature; (g) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (h) costs of implementing and operating the Plan.

The Trustees expect that each Plan will result in the sale or retention of a sufficient number of shares so as to allow each Fund to maintain economic viability.  It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

Payments under a Plan are made to the Adviser, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund.  The amount payable by each Fund under its Plan is 0.25% of its average daily net assets for the year.  The Plans are compensation plans, which means that payments are made to the Adviser regardless of 12b-1 expenses actually incurred.  Therefore, payments under a Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan, and the Adviser is permitted to retain the excess.  It is also possible that 12b-1 expenses incurred by a Fund for a period will exceed the payments received by the Adviser, in which case the Adviser may pay such excess expenses out of its own resources.  Payments received by the Adviser under the Plans are in addition to the fees paid to the Adviser pursuant to the Management Agreements.  Because these 12b-1 expenses are paid out of the Funds’ assets on an ongoing basis, over time these 12b-1 expenses will increase the cost of your investment and may cost you more than paying other types of sales loads.

Prior to June 1, 2009, the Plans were reimbursement plans, which permitted each Fund to pay directly (or to reimburse the Adviser or the Trust’s principal underwriter for) 12b-1 expenses in an amount up to 0.25% of its average daily net assets.  Effective as of June 1, 2009, the Trust’s Board of Trustees, including the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the Plans or any related agreement, approved changes making the Plans compensation plans rather than reimbursement plans.

Continuation of the Plans and the related agreements must be approved annually by the Trustees in the same manner, and the Plans or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of a Fund’s outstanding shares.  Any amendment increasing the maximum percentage payable under a Plan must be approved by a majority of the respective Fund’s outstanding shares, and all other material amendments to a Plan or any related agreement must be approved by a majority of the Board of Trustees, including a majority of the independent Trustees.

Various state and federal laws limit the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities.  In the event these laws are deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider appropriate changes in the services. State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to federal law and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

For the fiscal year ended June 30, 2008, The James Small Cap Fund incurred and paid, under the then-existing Plan on behalf of the Fund, the following expenses:  advertising $79,435; printing and mailing of prospectuses $2,295; printing and mailing of advertisements $39,069; payments to broker-dealers and others for the sale or retention of Fund shares $694,058; payments to underwriters $1,000 and other expenses $9,025.

For the fiscal year ended June 30, 2008, the James Mid Cap Fund incurred and paid, under the then-existing Plan on behalf of the Fund, the following expenses:  advertising $1,398; printing and mailing of prospectuses $19; printing and mailing of advertisements $5,947; payments to broker-dealers and others for the sale or retention of Fund shares $7,426; payments to underwriters $1,000 and other expenses $250.

For the fiscal year ended June 30, 2008, the James Equity Fund incurred and paid, under the then-existing Plan on behalf of the Fund, the following expenses:  advertising $5,386; printing and mailing of prospectuses $2,338; printing and mailing of advertisements $2,177; payments to broker-dealers and others for the sale or retention of Fund shares $40,036; payments to underwriters $1,000 and other expenses $895.

For the fiscal year ended June 30, 2008, the James Market Neutral Fund incurred and paid, under the then-existing Plan on behalf of the Fund, the following expenses:  advertising $14,296; printing and mailing of prospectuses $1,383; printing and mailing of advertisements $11,515; payments to broker-dealers and others for the sale or retention of Fund shares $77,358; payments to underwriters $1,000 and other expenses $1,838.

It should be noted that the Adviser absorbed significant additional expenses in many of these areas. These expenses were in excess of the Funds’ expenses under the Plans and not reimbursed to the Adviser.  Barry R. James and Thomas L. Mangan (because of their respective associations with the Adviser) may indirectly benefit from any payments made pursuant to the Plans.

FINANCIAL STATEMENTS

The financial statements and reports of the independent registered public accounting firm required to be included herein are hereby incorporated by reference to the Annual Reports of the James Advantage Funds for the year ended June 30, 2008.

STATEMENT OF ADDITIONAL INFORMATION

JAMES BALANCED: GOLDEN RAINBOW FUND

November 1, 2008
Amended November 7, 2008
Amended March 1, 2009
Amended March 31, 2009
Amended June 1, 2009

A Series of
James Advantage Funds
303 Broadway, Suite 900
Cincinnati, Ohio 45202
1-800-995-2637

TABLE OF CONTENTS

DESCRIPTION OF THE TRUST	2
DEFINITIONS, POLICIES AND RISK CONSIDERATIONS	3
INVESTMENT LIMITATIONS	13
DISCLOSURE OF PORTFOLIO HOLDINGS	15
TRUSTEES AND OFFICERS	16
PROXY VOTING POLICIES OF THE TRUST AND ADVISER	18
PRINCIPAL HOLDERS OF VOTING SECURITIES	26
INVESTMENT ADVISER	26
PORTFOLIO MANAGERS	28
TRANSFER AGENT AND DISTRIBUTOR	31
OTHER SERVICES	31
PORTFOLIO TRANSACTIONS AND BROKERAGE	31
SHARES OF THE FUND	33
DETERMINATION OF SHARE PRICE	33
ADDITIONAL TAX INFORMATION	34
DISTRIBUTION PLAN	35
FINANCIAL STATEMENTS	37

This Statement of Additional Information is not a Prospectus and should only be read in conjunction with the Prospectuses of the James Balanced: Golden Rainbow Fund dated November 1, 2008 (for Retail Class shares) and March 1, 2009 (for Institutional Class shares).  Prospectuses and an annual report can be obtained by writing the Transfer Agent at P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by calling 888-99 JAMES (888-995-2637).

DESCRIPTION OF THE TRUST

The James Balanced: Golden Rainbow Fund (the “Fund”) was organized as a series of the James Advantage Funds (the “Trust”).  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 29, 1997 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  James Investment Research, Inc. serves as the Fund’s investment adviser (the “Adviser”).  The Fund currently has two classes of shares, the Retail Class shares and the Institutional Class shares.

Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that each share class may bear different distribution fees, may have different sales charges, certain class specific expenses may be borne solely by each class and each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust.  The Trust does not hold an annual meeting of shareholders.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns.  All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected.

Upon sixty days prior written notice to shareholders, the Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable.  For other information concerning the purchase and redemption of shares of the Fund, see “How to Purchase Shares” and “How to Redeem Shares” in the Fund’s Prospectus.  For a description of the methods used to determine the share price and value of the Fund’s assets, see “Calculation of Share Price” in the Fund’s Prospectus.

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DEFINITIONS, POLICIES AND RISK CONSIDERATIONS

This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus.

A.	Equity Securities.

The Fund may invest in common stock, in addition to which, the Fund may invest in preferred stock and common stock equivalents (such as convertible preferred stock and convertible debentures).  Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms.  Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms.  The Adviser intends to invest only in preferred stock rated A or higher by Standard & Poor's Corporation (“S&P”) or by Moody's Investors Service, Inc. (“Moody’s”). Equity securities also include investment company securities that invest primarily in equity securities.

B.	Other Investment Companies.

The Funds may invest in the securities of other investment companies, including any open-end fund (another mutual fund, including a money market fund), closed-end fund or exchange traded fund (“ETF”).  ETFs are listed and traded on national stock exchanges.  Some ETFs attempt to track the returns of an index or other group of securities (including fixed income securities).  When the Fund invests in other investment companies, it will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company.  In connection with its investments in other investment companies, the Fund will incur higher expenses, many of which may be duplicative.  The Fund has no control over the investments and related risks taken by the underlying investment companies in which it invests.

ETFs are also subject to the following additional risks: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. To the extent that the Fund invests in ETFs that invest in commodities, it will be subject to additional risks. The value of ETFs that invest in commodities such as gold or silver, is highly dependent on the prices of the related commodity.  The demand and supply of these commodities may fluctuate widely based on such factors as interest rates; investors’ expectations with respect to the rate of inflation; currency exchange rates; the production and cost levels of the producing countries and/or forward selling by such producers; global or regional political, economic or financial events; purchases and sales by central banks; and trading activities by hedge funds and other commodity funds. Commodity ETFs may use derivatives, such as futures, options and swaps, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

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C.	U.S. Government Obligations.

The Fund may invest in U.S. Government obligations.  These securities may be backed by the credit of the government as a whole or only by the issuing agency.  U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. Government as to payment of principal and interest and are the highest quality government securities.  Other agencies, such as the Federal Home Loan Banks and the farm credit agencies are federally sponsored, which does not carry an explicit guaranty by the U.S. government.  The Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA) are public companies with a right to borrow money from the U.S. Treasury under certain circumstances, but are not explicitly backed by the full faith and credit of the U.S. government.  Events in the fall of 2008 have led to aggressive intervention in FNMA and FHLMC, which has resulted in some backing from the U.S. Treasury; however, the ultimate status of these two agencies must be resolved by future legislation.

D.	Municipal Securities.

The Fund may invest in municipal securities, which are debt/ fixed income securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  Although the interest earned on many municipal securities is exempt from federal income tax, the Fund may invest in taxable municipal securities.  To the extent the Fund invests in municipal obligations, the same credit standards as used in selecting corporate obligations will be applied.

E.	Repurchase Agreements.

The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S. Government (“U.S. Government obligations”).  A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase).  Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value.  However, the Fund intends to enter into repurchase agreements only with banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy.  The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

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F.	Illiquid Securities.

The Fund may normally invest up to 5% of its assets (valued at the purchase date) in illiquid securities.  Illiquid securities generally include securities that cannot be disposed of promptly and in the ordinary course of business without taking a reduced price.  Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market.  The following securities are considered to be illiquid:  repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities.  Restricted securities are securities the resale of which is subject to legal or contractual restrictions.  Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under the Act.  Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement.  If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell.

G.	Loans of Securities.

The Fund may lend portfolio securities with aggregate market value of up to one-third of the Fund’s total assets (including collateral received from the loans).  Under the lending policy authorized by the Board of Trustees, the borrower must agree to maintain collateral with the Fund on a daily market-to-market basis in an amount at least equal to the value of the loaned securities.  The Fund will continue to receive dividends or interest on the loaned securities and will be able to vote on any material matter affecting the loaned securities that the Adviser determines to be important.  With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

H.	Borrowing and Leverage; Reverse Repurchase Agreements.

The Fund may borrow from banks up to one-third of its total assets (including the amount borrowed), and may borrow from any person other than a bank for temporary basis only, provided such temporary borrowings do not exceed 5% of the Fund's total assets at the time when the borrowing is made. The Fund may pledge assets in connection with such borrowings.  The Fund also may engage in reverse repurchase agreements in which the Fund sells a security to another party, such as a bank, broker-dealer or other financial institution, and simultaneously agrees to buy it back later at the same price plus interest.  While a reverse repurchase agreement is outstanding, the Fund generally will direct its custodian to segregate cash and appropriate liquid assets to cover its obligations under the agreement, marked to market daily.  The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser.  The Fund aggregates reverse repurchase agreements with its bank borrowings for purposes of limiting all borrowings to one-third of its total assets.

           If the Fund makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.  The Fund's objective would be to pursue investment opportunities with returns that exceed the cost of the borrowings.  This leverage may exaggerate changes in the Fund's share value and the gains and losses on the Fund's investment.  Leverage also creates interest expenses that may exceed the return on investments made with the borrowings.

5

I.	Foreign Securities

While not a principal investment strategy, the Fund may invest, without limitation, in foreign securities.  Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies) and American depository receipts (“ADRs”).  ADRs are certificates of ownership issued by a U.S. bank as a convenience to investors in lieu of the underlying shares which its holds in custody.

There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.  Other risks associated with investments in foreign securities include changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility.  In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

J.	When-Issued Securities and Forward Commitments.

The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date.  The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment.  The Fund may enter into such forward commitments if it holds, and maintains until the settlement date in a separate account at the Fund's Custodian, cash or U.S. Government securities in an amount sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.  Any change in value could increase fluctuations in the Fund's share price and yield.  Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to the settlement if the Adviser deems it appropriate to do so.

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K.	Portfolio Turnover

The Fund does not intend to purchase or sell securities for short term trading purposes.  The Fund may, however, sell any portfolio security (without regard to the length of time it has been held) when the Adviser believes that market conditions, creditworthiness factors or general economic conditions warrant such action.  The Fund’s portfolio turnover rate is not expected to exceed 100% and historically has been much less than 100%.

L.	Hedging Transactions.

The Fund may utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity market movements), or to manage the effective maturity or duration of fixed-income securities.  Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors.  Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon (collectively, all the above are called “Hedging Transactions”).  Hedging Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.  No more than 5% of the Fund’s assets will be committed to Hedging Transactions entered into for non-hedging purposes.  Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Hedging Transaction is a function of numerous variables including market conditions.  The ability of the Fund to utilize these Hedging Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.  Hedging Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

Hedging Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Hedging Transactions would result in losses greater than if they had not been used.  Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount the appreciation of the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell.  The use of options and futures transactions entails certain other risks.  In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund’s position.  In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets.  As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all.  Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position.  Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium.  Losses resulting from the use of Hedging Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Hedging Transactions had not been utilized.

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General Characteristics of Options

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.  Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below.  In addition, many Hedging Transactions involving options require segregation of Fund assets in special accounts, as described below under “Use of Segregated and Other Special Accounts.”

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price.  For example, the Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.  The Fund’s purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument.  The Fund is authorized to purchase and sell exchange-listed options and over-the-counter options (“OTC options”).  Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options.

With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available.  Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.  Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

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The Fund’s ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market.  Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded.  To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through direct bilateral agreement with the Counterparty.  In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.  The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days.  The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option.  As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium paid for the option as well as any anticipated benefit of the transaction.  Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied.  While this type of arrangement allows the Fund greater flexibility to tailor an option to its need, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.  The risk of illiquidity also is greater with OTC options, since these options generally can be closed out only by negotiation with the other party to the option.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income.  The sale of put options can also provide income.

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The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities), ETFs (including fixed income ETFs) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets and on securities indices, currencies and futures contracts.  All calls sold by the Fund must be “covered” (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding.  Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities), ETFs (including fixed income ETFs) and Eurodollar instruments (whether or not it holds the above securities in its portfolio) and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities.  The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon.  In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures

The Fund may enter into financial futures contracts, or purchase or sell put and call options on such futures, as a hedge against anticipated interest rate, currency or equity market changes, for duration management, and for risk management purposes.  Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below.  The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount).  Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver such option.

The Fund’s use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes.  Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances).  Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark-to-market value of the contract fluctuates.  The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund.  If the Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position.  Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.  The segregation requirements with respect to futures contracts and options thereon are described below.

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Options on Securities Indices and Other Financial Indices

The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.  Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified).  This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value.  The seller of the option is obligated, in return for the premium received, to make delivery of this amount.  The gain or loss of an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Combined Transactions

The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, and any combination of futures and options transactions (“component” transactions), instead of a single Hedging Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so.  A combined transaction will usually contain elements of risk that are present in each of its competent transactions.  Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

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Eurodollar Instruments

The Fund may make investments in Eurodollar instruments.  Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time.  Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings.  The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Use of Segregated and Other Special Accounts

Many Hedging Transactions, in addition to other requirements, require that the Fund segregate liquid high-grade assets with its Custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restriction, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the Custodian.  The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them.  For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high-grade securities sufficient to purchase and deliver the securities if the call is exercised.  A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade assets equal to the excess of the index value over the exercise price on a current basis.  A put option written by the Fund requires the Fund to segregate liquid, high-grade assets equal to the exercise price.

OTC options entered into by the Fund, including those on securities, financial instruments or indices and OCC-issued and exchange-listed index options will generally provide for cash settlement.  As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount.  These amounts will equal 100% of the exercise price in the case of a noncash settled put, the same as an OCC-guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call.  In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.  OCC-issued and exchange-listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement, and the Fund will segregate an amount of assets equal to the full value of the option.  OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

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In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract.  Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

Hedging Transactions may be covered by other means when consistent with applicable regulatory policies.  The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Hedging Transactions.  For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund.  Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held.  Other Hedging Transactions may also be offset in combinations.  If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

INVESTMENT LIMITATIONS

Fundamental.  The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), that is, they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.  As used in the Prospectus and this Statement of Additional Information, the term “majority” of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices that may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.           Borrowing Money.  The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made.  This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.           Senior Securities.  The Fund will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

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3.           Underwriting.  The Fund will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.           Real Estate.  The Fund will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.           Commodities.  The Fund will not purchase or sell commodities except as described in the Prospectus and Statement of Additional Information.  This limitation does not preclude the Fund from acquiring commodities as a result of ownership of securities or other investments; from entering into options, futures, currency, swap, cap, floor, collar or similar transactions; from investing in securities or other instruments backed by commodities; or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

6.           Loans.  The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.           Concentration.  The Fund will not invest 25% or more of its total assets in any particular industry.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8.           Diversification.  The Fund will comply with the standards for diversification as required by the then-current 1940 Act, the rules and regulations promulgated thereunder and interpretations of the Securities and Exchange Commission or its staff.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.  This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

With respect to the Fund's diversification, the current standards require that the Fund may not purchase the securities of any one issuer, other than the U.S. Government or any of its instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer, or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

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Non-Fundamental.  The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Investment Limitations” above).

1.           Pledging.  The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.           Margin Purchases.  The Fund will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

3.           Options.  The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

4.           Short Sales.  The Fund will not effect short sales of securities.

5.           Illiquid Securities.  The Fund will not invest more than 5% of its assets in securities that are restricted as to resale or otherwise illiquid.  For this purpose, illiquid securities generally include securities that cannot be disposed of within seven days in the ordinary course of business without taking a reduced price.

DISCLOSURE OF PORTFOLIO HOLDINGS

The following is a summary of the Fund’s policies and procedures for disclosing the Fund’s portfolio securities to any person requesting this information.  No compensation will be received by the Fund, the Adviser, or any other party in connection with the disclosure of information about portfolio securities.  The procedures prohibit the disclosure of portfolio holdings except under the following conditions:

1)	Routine shareholder reports filed quarterly with the SEC within 60 days after the quarter-end and routine shareholder reports distributed to shareholders within 60 days after the six-month end;
2)	For use in preparing and distributing routine periodic reporting to market data agencies; and
3)	For use in preparing and distributing routine shareholder reports, including disclosure to the Trust’s independent public accounting firm, legal counsel, typesetter and printer.

The Fund may provide its full holdings to various market data agencies as of the end of a calendar month.  All other disclosures are made in accordance with the requests of the parties indicated above.  Employees of the Adviser that are access persons under the Funds’ Code of Ethics have access to Fund holdings on a regular basis, but are subject to confidentiality requirements and trading prohibitions in the Code of Ethics.  In addition, the custodian of the Fund’s assets and the Fund’s accounting services agent, each of whose agreements contains a confidentiality provision, have access to the current Fund holdings on a daily basis. In addition, certain brokers and market professionals involved in the execution of transactions for the Fund will by necessity have information on Fund holdings and are not covered under this policy.

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This prohibition covers only selective disclosures and does not prohibit a discussion of Fund holdings in a public format, such as a radio or television interview. These events are covered under the James Advantage Funds’ Marketing Policies and Procedures.

Certain products of the Adviser’s private client business are very similar to portfolios of the Fund. Consultants which require holdings data on RFPs or on routine questionnaires submitted to the Adviser may have no confidentiality requirements and the Fund can not be assured in such cases that portfolio holdings disclosed to them will be kept confidential. Since the portfolios may be very similar to the Fund, completion of the questionnaire or RFP may constitute a selective disclosure. Also, the Fund has no assurance that market data agencies, such as Morningstar, will keep data provided to them confidential.

Disclosure of portfolio holdings by the Adviser will be made to other service providers as deemed necessary in the execution of their responsibilities. Legal counsel will have access to portfolio holdings at any time, as will regulators such as the SEC or FINRA if requested. In other cases the Adviser will restrict holdings data to month end data with at least a 30 day lag.

The Chief Compliance Officer is authorized to determine whether disclosure of the Fund’s portfolio securities is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. The Chief Compliance Officer will report any perceived and unresolved conflict between the interests of shareholders and the interests of the Adviser, or any affiliates, to the Fund’s Board of Trustees, which will make a determination that is in the best interests of shareholders.

TRUSTEES AND OFFICERS

The Board of Trustees has overall responsibility for management of the Trust under the laws of Ohio governing the responsibilities of trustees of business trusts.  Following are the Trustees and executive officers of the Trust, their present occupation with the Trust or Fund, age, principal occupation during the past 5 years and their aggregate compensation from the Trust for the fiscal year ended June 30, 2008.

Name/Address/ Age	Position(s) With Fund/ Time Served/ Term of Office[1]	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee Outside the Fund Complex

Interested Trustees:
Barry R. James, CFA[2] 1349 Fairground Road James Investment Research, Inc. Beavercreek, Ohio 45385 Year of Birth: 1956	President and Trustee Since 1997	President and CEO, James Investment Research (2006-Present), Executive Vice President, James Investment Research (2000-2006), CEO, James Capital Alliance (2000-Present)	5	None

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Disinterested Trustees:

Anthony P. D’Angelo, D.B.A. c/o James Advantage Funds 1349 Fairground Road Beavercreek, Ohio 45385 Year of Birth: 1930	Trustee Since 1997	Retired Professor Emeritus, Graduate School of Logistics and Acquisitions Management, Air Force Institute of Technology, Wright-Patterson AFB, Ohio (Retired since 1999)	5	None

Leslie L. Brandon c/o James Advantage Funds 1349 Fairground Road Beavercreek, Ohio 45385 Year of Birth: 1942	Trustee Since May 2003	Retired Partner, Ernst & Young, LLP, Columbus, Ohio (1966-2000)	5	None

Richard C. Russell c/o James Advantage Funds 1349 Fairground Road Beavercreek, Ohio 45385 Year of Birth: 1946	Trustee Since May 2003	Consultant (2002-Present)	5	Director, Excellence in Motivation (1994 to Present); Director, Dayton Reliable Tool (1999 to Present)

Principal Officers:

Thomas L. Mangan 1349 Fairground Road Beavercreek, Ohio 45385 Year of Birth: 1949	Vice President, Chief Compliance Officer, Treasurer , Secretary and Chief Financial Officer since 1997	Senior Vice President, James Investment Research, Inc.	N/A	N/A

1Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until his or her successor is duly elected and qualified.
2 Mr. James is an “interested person” of the Trust as defined in the 1940 Act  because of his relationship to James Investment Research, Inc., which serves as the investment Adviser to the Trust.

Trustees’ Compensation:

Name	Compensation from the Fund	Total Compensation from Trust*
Barry R. James	$ 0	$ 0
+ Leslie L. Brandon	$3,440	$17,200
+Anthony P. D’Angelo	$3,140	$15,700
+Richard C. Russell	$3,140	$15,700

+ Member of Audit Committee.  The Audit Committee is the only standing committee of the Board of Trustees.  The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and to act as a liaison between the Trust’s independent auditors and the full Board of Trustees.  The Audit Committee held three regularly scheduled meetings during the fiscal year ended June 30, 2008.

* Amounts shown include payments made to the Trustees in the fiscal year ended June 30, 2008.  The Trust does not pay any retirement benefits to the Trustees for their service.

Trustees’ Ownership of Trust Shares (as of December 31, 2008)

Trustee	Dollar Range of Equity Securities in Balanced: Golden Rainbow Fund	Aggregate Dollar Range of Equity Securities in Registered Investment Company
Barry R. James	Over $100,000	Over $100,000
Anthony P. D’Angelo	Over $100,000	Over $100,000
Leslie L. Brandon	Over $100,000	Over $100,000
Richard C. Russell	Over $100,000	Over $100,000

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PROXY VOTING POLICIES OF THE TRUST AND THE ADVISER

The Trust’s Proxy Voting Policies and Procedures

Pursuant to rules established by the Securities and Exchange Commission, under the 1940 Act, the Board of Trustees of the Trust has adopted the following formal, written guidelines for proxy voting by the Trust.  The Board of Trustees of the Trust oversees voting policies and decisions for the Fund.

The Fund exercises its proxy voting rights with regard to the companies in the Fund’s investment portfolio, with the goals of maximizing the value of the Fund’s investments, promoting accountability of a company’s management and board of directors to its shareholders, aligning the interests of management with those of shareholders, and increasing transparency of a company’s business and operations.

In general, the Board of Trustees of the Trust believes that the Adviser, which selects the individual companies that are part of the Fund’s portfolio, is the most knowledgeable and best suited to make decisions about proxy votes.  Therefore, the Trust defers to and relies on the Adviser to make decisions on casting proxy votes.

In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser.  In such a case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

Summary of Adviser’s Proxy Voting Guidelines

The proxy voting decisions for issues not specifically addressed in the following summary are determined on a case-by-case basis.  The Adviser has retained Egan Jones to vote proxies on behalf of the Trust in accordance with the Trust’s and the Adviser’s policies.

Election of Directors in Uncontested Elections

WITHHOLD votes for nominees who:

•       are affiliated outside directors and sit on the Audit, Compensation, or Nominating committees
•       are inside directors and sit on the Audit, Compensation, or Nominating committees
•       are inside directors and the company does not have Audit, Compensation, or Nominating committees attend less than 75 percent of the board and committee meetings. Participation by phone is acceptable.
•       ignore a shareholder proposal that is approved by a majority of the shares outstanding.
•       ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years.

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•       fail to act on takeover offers where the majority of the shareholders have tendered their shares.
•       implement or renew a “dead-hand” or modified “dead-hand” poison pill.
•       sit on more than four boards.

FOR responsible shareholder proposals calling for the company to name as directors only those who receive a majority of shareholder votes.

Independent Directors
FOR shareholder proposals asking that a two-thirds majority of directors be independent.

FOR shareholder proposals asking that board’s Audit, Compensation, and/or Nominating committees be composed exclusively of independent directors.  Case-by-case basis on proposals asking that the Chairman be independent.

Stock Ownership Requirements
AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Term Limits
AGAINST shareholder proposals to limit tenure of outside directors.

Age Limits
AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

Director and Officer Indemnification and Liability
AGAINST proposals to eliminate entirely directors and officers liability for monetary damages for violating the duty of care.

AGAINST indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if (1) the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

Charitable Contributions
AGAINST proposals regarding charitable contributions.

Proxy Contests (Contested Elections)

Ratifying Auditors
FOR proposals to ratify auditors, unless:
Non-audit fees exceed 50% of total fees.

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Auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Proxy Contest Defenses

Classified Board vs. Annual Election
AGAINST proposals to classify the board.

FOR proposals to repeal (“de-stagger”) classified boards and to elect all directors annually.

Removal of Directors
AGAINST proposals that provide that directors may be removed only for cause.

FOR proposals to restore shareholder ability to remove directors with or without cause.

AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting
FOR proposals to eliminate cumulative voting.

Calling Special Meetings
AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Acting by Written Consent
AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

FOR proposals to allow or make easier shareholder action by written consent.

Altering Size of the Board
FOR proposals to fix the size of the board.

AGAINST proposals that give management the ability to alter size of the board without shareholder approval.

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Tender Offer Defenses

“Poison Pills”
FOR shareholder proposals that ask the company to submit its “poison pill” for shareholder ratification.

Fair Price Provisions
AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

“Greenmail”
FOR proposals to adopt anti-“greenmail” charter or bylaw amendments or otherwise restrict the company's ability to make “greenmail” payments.

Unequal Voting Rights
AGAINST dual-class exchange offers and dual-class recapitalizations.

Supermajority Requirement to Amend Charter or Bylaws
AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

Supermajority Requirement to Approve Mergers
AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

Placement of Equity with “White Squire”
FOR shareholder proposals to require approval of “blank check preferred stock” issues for other than general corporate purposes.

Other Governance Proposals

Confidential Voting
FOR shareholder proposals that request that the company adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

FOR management proposals to adopt confidential voting.

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Equal Access
FOR shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Capital Structure

Common Stock Authorization
AGAINST increasing the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Stock Distributions: Splits and Dividends
FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance, considering the industry and company’s returns to shareholders.

Reverse Stock Splits
FOR management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

Preferred Stock
AGAINST proposals authorizing creation of new classes of "blank check preferred stock” (i.e., classes with unspecified voting, conversion, dividend distribution, and other rights).

FOR proposals to create “blank check preferred stock” in cases when the company specifically states that the stock will not be used as a takeover defense.

FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms are reasonable.

“Blank Check Preferred Stock”
FOR shareholder proposals to have placements of “blank check preferred stock” submitted for shareholder approval, except when those shares are issued for the purpose of raising capital or making acquisitions in the normal course.

Adjustments to Par Value of Common Stock
FOR management proposals to reduce the par value of common stock.

Debt Restructurings
FOR proposals that facilitate debt restructurings except where signs of self-dealing exist.

Share Repurchase Programs
FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

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Amendments that Place a Maximum limit on Annual Grants or Amend

Administrative Features
FOR plans that amend shareholder-approved plans to include administrative features or place  maximum limit on annual grants that any participant may receive to comply with the provisions of Section 162(m) of the Omnibus Budget Reconciliation Act (OBRA).

Amendments to Added Performance-Based Goals
FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Approval of Cash or Cash & Stock Bonus Plans
FOR cash or cash & stock bonus plans to exempt compensation from taxes under the provisions of Section 162(m) of OBRA.
Limits on Director and Officer Compensation
FOR shareholder proposals requiring additional disclosure of officer and director compensation.

“Golden Parachutes” and “Tin Parachutes”
FOR shareholder proposals to have “golden and tin parachutes” submitted for shareholder ratification.

Employee Stock Ownership Plans (ESOPs)
FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized number of shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., greater than five percent of outstanding shares).

401(k) Employee Benefit Plans
FOR proposals to implement a 401(k) savings plan for employees.

Business Combinations and Corporate Restructurings

Appraisal Rights
FOR providing shareholders with appraisal rights.

Mutual Fund Proxies

Election of Directors
WITHHOLD votes for directors who:
•           are interested directors and sit on key board committees (Audit, Nominating or Compensation committees).
•           are interested directors and  the company does not have one or more of the following committees: Audit, Nominating or Compensation.
•           attend less than 75 percent of the board and committee meetings. Participation by phone is acceptable.

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•           ignore a shareholder proposal that is approved by a majority of shares outstanding.
•           ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years.
•           sit on more than 10 fund boards.
•           serve as Chairman but are not independent (e.g. serve as an officer of the fund’s Adviser).

Investment Advisory Agreements

New Classes or Series of Shares
FOR creating new classes or series of shares.

Changing Fundamental Investment Objective to Non-fundamental
AGAINST proposals to change the fund's fundamental investment objective to non-fundamental.

Authorizing Board to Hire and Terminate Sub-Advisers without Shareholder Approval
AGAINST authorizing the board to hire and terminate sub-Advisers without shareholder approval

Master-Feeder Structure

FOR establishment of a master-feeder structure.

Shareholder Proposals

Independent Directors
FOR shareholder proposals asking that a three-quarters majority of directors be independent.

FOR shareholder proposals asking that board’s Audit, Compensation, and/or Nominating committees be composed exclusively of independent directors.

FOR proposals asking that the Chairman be independent.

Establish Director Ownership Requirement
AGAINST establishing a director ownership requirement.

Social Issues

Energy and Environment
AGAINST on proposals that request companies to follow the CERES Principles.

FOR reports that seek additional information, particularly when it appears company has not adequately addressed shareholders' environmental concerns.

South Africa
AGAINST on proposals related to South Africa.

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FOR reports that seek additional information such as the amount of business that could be lost by conducting business in South Africa.

Northern Ireland
AGAINST on proposals related to the MacBride Principles.

FOR reports that seek additional information about progress being made toward eliminating employment discrimination, particularly when it appears company has not adequately addressed shareholder concerns.

Military Business
AGAINST on defense issue proposals.

FOR reports that seek additional information on military related operations, particularly when company has been unresponsive to shareholder requests.

Maquiladora Standards and International Operations Policies
AGAINST on proposals relating to the Maquiladora Standards and international operating policies.
FOR reports on international operating policy issues, particularly when it appears company has not adequately addressed shareholder concerns.

World Debt Crisis
AGAINST on proposals dealing with Third World debt.

FOR reports on Third World debt issues, particularly when it appears company has not adequately addressed shareholder concerns.

Equal Employment Opportunity and Discrimination
AGAINST on proposals regarding equal employment opportunities and discrimination.

FOR reports that seek additional information about affirmative action efforts, particularly when it appears company has been unresponsive to shareholder requests.

Animal Rights
AGAINST on proposals that deal with animal rights.

Product Integrity and Marketing
AGAINST on ceasing production of socially questionable products.

FOR reports that seek additional information regarding product integrity and marketing issues, particularly when it appears companies have been unresponsive to shareholder requests.

Human Resources Issues
AGAINST on proposals regarding human resources issues.

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FOR reports that seek additional information regarding human resources issues, particularly when it appears companies have been unresponsive to shareholder requests.

Trust Proxy Votes for 12 Months Ended June 30, 2008

Information regarding how the Fund voted proxies related to portfolio securities during the 12-month period ended June 30, 2008 is available upon request by writing the Transfer Agent at P.O. Box 5354, Cincinnati, Ohio 45201-5354, by calling 888-99 JAMES (888-995-2637), or on the Securities and Exchange Commission’s website at http://www.sec.gov.

PRINCIPAL HOLDERS OF VOTING SECURITIES.

As of February 3, 2009, the officers and Trustees of the Fund as a group owned less than 1% of the then-outstanding shares of the Fund.  An officer of the Trust is a co-trustee of the James Investment Research Profit Sharing Plan (the “Plan”).  The percentage of shares of the Fund indicated in the preceding sentence includes shares in the officer’s account in the Plan, but does not include any other shares of the Plan.

As of February 3, 2009, the following persons owned of record, for the benefit of their respective customers, more than 5% of the outstanding voting shares of the Fund:

Name/Address	Percentage Owned

Charles Schwab & Co. Inc. Special Custody Account FBO its Customers 101 Montgomery Street San Francisco, CA 94104	45.73%*

National Financial Services LLC FBO its Customers 200 Liberty Street, One Manhattan, NY 10281	17.61%
*May be deemed to control the Fund because it owned of record, for the benefit of others, more than 25% of the outstanding voting shares as of February 3, 2009.

THE INVESTMENT ADVISER

James Investment Research, Inc., P.O. Box 8, Alpha, Ohio 45301 (the “Adviser”) supervises the Fund’s investments pursuant to a Management Agreement (the “Management Agreement”) subject to the approval of the Board of Trustees.  Francis E. James is the controlling shareholder of the Adviser.   The Management Agreement was effective for an initial two-year term and is renewed thereafter for one year periods only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not "interested persons" of the Trust or the Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.  The Management Agreement is terminable without penalty on sixty days notice by the Board of Trustees of the Trust or by the Adviser.  The Management Agreement provides that it will terminate automatically in the event of its assignment.

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As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly: (a) at the annual rate of 0.74% of the average value of its daily net assets for assets up to and including $500 million, (b) at the annual rate of 0.70% of the average value of its daily net assets for assets from $500 million up to and including $1 billion, (c) at the annual rate of 0.65% of the average value of its daily net assets for assets from $1 billion up to and including $2 billion, and (d) at the annual rate of 0.60% of the average value of its daily net assets for assets over $2 billion.  For the fiscal year ended June 30, 2008, the Fund paid to the Adviser fees of $2,868,418.  For the fiscal year ended June 30, 2007, the Fund paid to the Adviser fees of $2,276,281.  For the fiscal year ended June 30, 2006, the Fund paid to the Adviser fees of $1,555,000.

The Fund is responsible for the payment of all operating expenses of the Fund, including brokerage fees and commissions; taxes or governmental fees; interest fees and expenses of the non-interested person trustees; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Fund in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the custodian, transfer agent, dividend disbursing agent, shareholder service agent, administrator, accounting and pricing services agent and underwriter of the Fund; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Fund; the cost of preparing and distributing reports and notices to shareholders, the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund's shareholders; the cost of printing or preparing statements, reports or other documents to shareholders; expenses of shareholders' meetings and proxy solicitations; and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's trustees and officers with respect thereto.

The Adviser retains the right to use the names “Balanced: Golden Rainbow,” “James Advantage” or any variation thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated.  The Trust's right to use the names “Balanced: Golden Rainbow,” and “James Advantage” or any variation thereof automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts.  If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders.  Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not.  The Fund may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

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PORTFOLIO MANAGERS

The following charts list the Fund’s portfolio managers, the number of their other managed accounts per investment category, the total pooled assets of managed accounts (not including the James Advantage Funds) and the beneficial ownership in the Fund(s) managed at the end of the December 31, 2008 calendar year.  Listed below the charts is (i) a description of accounts managed where the Advisory fee is based on the performance of the account, if any, (ii) a description of the portfolio managers’ compensation structure at the end of the June 30, 2008 fiscal year, and (iii) a description of any material conflicts that may arise in connection with the portfolio manager’s management of the Fund’s investments and the investments of the other accounts included in the chart and any material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager, if any.

Account Type	# of Accounts by Type	Total Assets by Type in $ millions	# of Accounts by Type subject to Performance Fee	Total Assets by Type Subject to a Performance Fee ($MM)
F.E. James, Ph.D.
Registered Investment Cos.	5	818	0	0
Other Pooled Investment Vehicles*	1	7.2	1	8
Other Accounts	17	78	0	0
Barry R. James, CFA, CIC
Registered Investment Cos.	5	818	0	0
Other Pooled Investment Vehicles*	1	7.2	0	0
Other Accounts	32	426	0	0
Ann M. Shaw, CFP
Registered Investment Cos.	5	818	0	0
Other Pooled Investment Vehicles*	1	7.2	0	0
Other Accounts	47	95	0	0
Thomas L. Mangan, MBA
Registered Investment Cos.	5	818	0	0
Other Pooled Investment Vehicles*	1	7.2	0	0
Other Accounts	55	447	0	0
David W. James, CFA
Registered Investment Cos.	5	818	0	0
Other Pooled Investment Vehicles*	1	7.1	0	0
Other Accounts	31	84	0	0
R. Brian Culpepper, MBA
Registered Investment Cos.	5	818	0	0
Other Pooled Investment Vehicles*	2	7.5	0	0
Other Accounts	53	43	0	0
Brian P. Shepardson, CFA, CIC
Registered Investment Cos.	5	818	0	0
Other Pooled Investment Vehicles*	1	7.2	0	0
Other Accounts	27	41	0	0

* The “other pooled vehicle” is the James Market Neutral Limited Partnership and is the only investment vehicle managed by the Adviser with an incentive or performance based fee. The James Advantage Funds and the James Market Neutral Limited Partnership are team managed. Therefore, counting of these assets for each member of the team will result in asset totals greater than the total assets managed by the Adviser.

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Securities Ownership of Portfolio Managers:

Dr. F. E. James, Ph.D.*

Fund	-0-	$1M-$10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Balanced: Golden Rainbow							X

Barry R. James, CFA, CIC*

Fund	-0-	$1M-$10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Balanced: Golden Rainbow					X

Ann M. Shaw, CFP*

Fund	-0-	$1M-$10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Balanced: Golden Rainbow						X
*F.E. James, Ph.D., Barry R. James and Ann M. Shaw are co-trustees of the James Investment Research Profit Sharing Plan (the “Plan”), and may each be deemed to beneficially own the shares owned by the Plan.  Shares indicated as owned by Dr. James, Mr. James and Ms. Shaw, respectively, include shares in his or her account of the Plan, but do not include any other shares of the Plan.

Thomas L. Mangan, MBA

Fund	-0-	$1M-$10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Balanced: Golden Rainbow					X

David W. James, CFA

Fund	-0-	$1M-$10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Balanced: Golden Rainbow					X

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R. Brian Culpepper, MBA

Fund	-0-	$1M-$10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Balanced: Golden Rainbow			X

Brian P. Shepardson, CFA, CIC

Fund	-0-	$1M-$10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Balanced: Golden Rainbow			X

Portfolio Manager Compensation.  All portfolio managers are compensated in the following manner:

 Salary:  Determined at employment and periodically adjusted.

Profit Sharing:  The net, pre-tax profits of the Adviser are shared with all its employees based on a formula. Dr. F.E. James does not share in this bonus as he is the sole owner of the Adviser.

Portfolio Manager’s Bonus:  An additional portion of the profits of the Adviser is awarded to portfolio managers. This is based on the value of the assets under management by that portfolio manager, the number of accounts managed and length of service with the Adviser; the longer the tenure, the greater the compensation.

Other bonuses:  The Adviser may give additional bonuses at its sole discretion or upon the advice of its Board of Directors.

A material conflict might arise in the management of the James Balanced: Golden Rainbow versus the management of other accounts if the dollar value of smaller capitalization stock transactions were to grow to be so large as to cause significant price movements as portfolio managers acquire and liquidate positions. This conflict may arise because many of the Adviser’s individually managed portfolios follow the same strategies as the Funds and hold the same securities. The Adviser uses limits in executing larger transactions and has adopted policies and procedures, such as aggregating mutual fund trades with private client transactions and average pricing to ensure that no fund or client has an advantage over other Funds or clients.

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TRANSFER AGENT AND DISTRIBUTOR

The Fund retains JPMorgan Chase Bank, N.A., 303 Broadway, Suite 900, Cincinnati, Ohio 45202 (the “Transfer Agent”), to serve as transfer agent, dividend paying agent and shareholder service agent.  The Fund retains the Transfer Agent to provide the Fund with administrative services, including regulatory reporting and necessary office equipment, personnel and facilities. The Fund also retains the Transfer Agent to provide the Fund with fund accounting services, including calculating the Fund’s daily net asset value and necessary office equipment, personnel and facilities.  Effective June 1, 2006 the Administrative, Fund Accounting and Transfer Agent fees were bundled together for The James Advantage Funds.  The Fund paid the Transfer Agent for its services as administrator, fund accountant and transfer agent $414,290 for the fiscal year ended June 30, 2008. The Fund paid the Transfer Agent for its services as administrator, fund accountant and transfer agent $275,691 for the fiscal year ended June 30, 2007. The Fund paid the Transfer Agent for its services as administrator $123,818 for the fiscal year ended June 30, 2006.  The Fund paid the Transfer Agent for its services as fund accountant $43,000 for the fiscal year ended June 30, 2006.

The Fund retains Unified Financial Securities, Inc. (the “Distributor”), 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208, to act as the exclusive agent for distribution of the Fund's shares. The Distributor is obligated to sell shares of the Funds on a best efforts basis only against purchase orders for the shares.  Shares of the Funds are offered to the public on a continuous basis.

Certain officers of the Trust are also officers of JPMorgan Chase Bank, N.A., the administrator, the Transfer Agent and accounting services agent for the Trust.

OTHER SERVICES

The firm of Deloitte & Touche LLP, 250 East Fifth Street, Suite 1900, Cincinnati, Ohio 45202, has been selected as independent registered public accounting firm for the Trust for the fiscal year ending June 30, 2009.  Deloitte & Touche LLP performs an annual audit of the Fund's financial statements.

U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments.  The Custodian holds all cash and securities of the Fund (either in the Custodian’s possession or in its favor through “book entry systems” authorized by the Trustee in accordance with the 1940 Act), collects all income and effects all securities transactions on behalf of the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions.  In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.  The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

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The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided.  The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.  The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts.  Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund.  Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received.  It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available.  Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker.  Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

The Adviser makes investment decisions for the Fund independently from those of the other accounts the Adviser manages; investments of the type the Fund may make, however, may also be made by those other accounts.  When the Fund and one or more other accounts the Adviser manages are prepared to invest in, or desire to dispose of, the same security, the Adviser will allocate available investments or opportunities for sales in a manner the Adviser believes to be equitable to each.  In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.    The Adviser may aggregate purchase and sale orders for the Fund and its other clients if it believes such aggregation is consistent with its duty to seek best execution for the Fund and its other clients.

The Adviser may not give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions.  However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

Orders for the same security for James Balanced; Golden Rainbow Fund and one of the other accounts the Adviser manages, placed at the same time by a portfolio manager will be aggregated.  In addition, two or more portfolio managers may place orders for the same security, either to buy or sell, at the same time.  These orders will also be aggregated if executed by an Adviser’s trader at the same time through the same broker.  Orders for trades in the Funds may be bunched, or aggregated with other clients, including limited partnerships.  Bunched, or aggregated, orders will be average priced and positions not 100 percent filled will be allocated on a pro-rata basis.  These policies apply to all trades: establishing long positions, selling long positions, establishing short positions and closing out short positions.  The policies do not require that all Fund trades be aggregated, especially in the case of portfolio maintenance trades or trades specific to a particular portfolio, such as the need to rebalance a portfolio, to raise cash or to invest new cash.

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The Fund paid brokerage commissions of $203,527 for the fiscal year ended June 30, 2008, $209,541 for the fiscal year ended June 30, 2007 and $80,907 for the fiscal year ended June 30, 2006.

Code of Ethics.  The Trust, the Adviser and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act, which permits Fund personnel to invest in securities for their own accounts.  The Codes of Ethics adopted by the Trust, the Adviser and the Distributor are on public file with, and are available from, the SEC.

SHARES OF THE FUND

The Fund offers two classes of shares, the Retail Class shares and Institutional Class shares.  Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features.  The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders.  Institutional Class shares are not subject to 12b-1 fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other entities  that are approved by management of the Trust).

The Fund does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Fund and the Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund.  If your check or wire does not clear, you will be responsible for any loss incurred by the Fund.  If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Fund.

DETERMINATION OF SHARE PRICE

The price (net asset value) of each class of shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value.  The Trust is open for business on every day except Saturdays, Sundays and the following holidays:  New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  The net asset value of each class of shares of the Fund is calculated separately by dividing the total value of the assets of the class (including cash accrued income), less any liabilities of the class (including estimated accrued expenses) by the number of shares outstanding of the class.  Because the value of the Fund's investment portfolio changes every business day, the net asset value usually changes as well.

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Securities that are traded on any exchange are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  Securities that are traded on the NASDAQ over-the-counter market are valued at their NASDAQ Official Closing Price (“NOCP”) for all NASDAQ National Market (NNM) and NASDAQ SmallCap MarketSM securities.  When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which the Fund determines its net asset value) that materially affects a security’s value, when the Adviser determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees.  The Fund may use pricing services to determine market value for securities.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing.  In computing the net asset value of the Fund, the values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price, or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange is open.  Trading of these securities may not take place on every New York Stock Exchange business day.  In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the Fund's share price is not calculated.  Therefore, the value of the portfolio of a fund holding foreign securities may be significantly affected on days when shares of the Fund may not be purchased or redeemed.

The calculation of the share price of the Fund holding foreign securities in its portfolio does not take place contemporaneously with the determination of the values of many of the foreign portfolio securities used in such calculation.  Events affecting the values of foreign portfolio securities that occur between the time their prices are determined and the calculation of the Fund's share price will not be reflected in the calculation unless the Adviser determines, subject to review by the Board of Trustees, that the particular event would materially affect net asset value, in which case an adjustment will be made.

ADDITIONAL TAX INFORMATION

Taxation of the Funds.  The Fund has qualified and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Among its requirements to qualify under Subchapter M, each Fund must distribute annually at least 90% of its net investment income.  In addition to this distribution requirement, the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities' loans, gains from the disposition of stock or securities, and certain other income.

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While the above requirements are aimed at qualification of the Fund as a regulated investment company under Subchapter M of the Code, the Fund also intends to comply with certain requirements of the Code to avoid liability for federal income and excise tax. If the Fund remains qualified under Subchapter M, it will not be subject to federal income tax to the extent it distributes its taxable net investment income and net realized capital gains.  A nondeductible 4% federal excise tax will be imposed on the Fund to the extent it does not distribute at least 98% of its ordinary taxable income for a calendar year, plus 98% of its capital gain net taxable income for the one year period ending each October 31, plus certain undistributed amounts from prior years. While the Fund intends to distribute its taxable income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that the Fund indeed will make sufficient distributions to avoid entirely imposition of federal excise or income taxes.

Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.

As of June 30, 2008, the Fund has the following capital loss carryforwards and “post-October” losses.  These capital loss carryforwards and “post-October” losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

	Capital Loss Carryforward	“Post-October” Loss

Balanced: Golden Rainbow Fund	$0	$1,285,637

DISTRIBUTION PLAN

The Retail Class of the Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) under which the Fund may incur expenses related to distribution of its shares and for services provided to shareholders.

Under the Plan, the Trust may engage in activities related to the distribution of Retail Class shares, including without limitation the following:  (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of Retail Class shares, or that may be advising Retail Class shareholders regarding the purchase, sale or retention of shares; (b) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that hold Retail Class shares of the Fund for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Retail Class of the Fund and Retail Class shareholders; (c) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plan) who engage in or support distribution of Retail Class shares or who render shareholder support services not otherwise provided by the Trust’s transfer agent, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (e) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (f) costs of preparing, printing and distributing sales literature; (g) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (h) costs of implementing and operating the Plan.

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The Trustees expect that the Plan will result in the sale or retention of a sufficient number of shares so as to allow the Fund to maintain economic viability.  It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

Payments under the Plan are made to the Adviser, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund.  The amount payable by the Fund under the Plan is 0.25% of its average daily net assets of the Retail Class for the year.  The Plan is a compensation plan, which means that payments are made to the Adviser regardless of 12b-1 expenses actually incurred.  Therefore, payments under the Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan, and the Adviser is permitted to retain the excess.  It is also possible that 12b-1 expenses incurred by the Fund for a period will exceed the payments received by the Adviser, in which case the Adviser may pay such excess expenses out of its own resources.  Payments received by the Adviser under the Plan are in addition to the fees paid to the Adviser pursuant to the Management Agreement.  Because these 12b-1 expenses are paid out of the Retail Class assets on an ongoing basis, over time these 12b-1 expenses will increase the cost of your investment and may cost you more than paying other types of sales loads.

Prior to June 1, 2009, the Plan was a reimbursement plan, which permitted the Fund to pay directly (or to reimburse the Adviser or the Trust’s principal underwriter for) 12b-1 expenses in an amount up to 0.25% of the average daily net assets as of the Retail Class.  Effective as of June 1, 2009, the Trust’s Board of Trustees, including the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, approved changes making the Plan a compensation plan rather than a reimbursement plan.

Continuation of the Plan and the related agreements must be approved annually by the Trustees in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the Fund’s outstanding shares.  Any amendment increasing the maximum percentage payable under the Plan must be approved by a majority of the outstanding shares of the Retail Class, and all other material amendments to the Plan or any related agreement must be approved by a majority of the Board of Trustees, including a majority of the independent Trustees.

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Various state and federal laws limit the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities.  In the event these laws are deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider appropriate changes in the services. State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to federal law and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

For the fiscal year ended June 30, 2008, the Fund incurred and paid, under the Plan on behalf of the Fund's Retail Class shares, the following expenses: advertising $82,374; printing and mailing of prospectuses $2,088; printing and mailing of advertisements $201,600; payments to broker-dealers and others for the sale or retention of Fund shares $723,759; payments to underwriters $916 and other expenses $16,983.

It should be noted that the Adviser absorbed significant additional expenses in many of these areas. These expenses were in excess of the Fund’s expenses under the Plan and not reimbursed to the Adviser.  Barry R. James and Thomas L. Mangan (because of their respective associations with the Adviser) may indirectly benefit from any payments made pursuant to the Plan.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included herein are hereby incorporated by reference to the Annual Report of the James Advantage Funds for the year ended June 30, 2008

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